UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Michael G. Clarke

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: Last Day of August

Date of reporting period: February 28, 2026

Item 1. Reports to Stockholders.

Columbia Emerging Markets Bond Fund

Class A | REBAX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Emerging Markets Bond Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$57	1.11%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$360,955,543
Total number of portfolio holdings	174
Portfolio turnover for the reporting period	24%

Columbia Emerging Markets Bond Fund | Class A | SSR141_01_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Mexico	9.1%
Saudi Arabia	8.5%
Turkey	6.6%
United Arab Emirates	6.1%
United States	5.8%
Chile	4.9%
Indonesia	4.3%
Hungary	3.7%
Colombia	3.6%
Dominican Republic	2.6%
Other	44.3%

Top Holdings

Table Summary
Mexico Government International Bond 02/12/2034 3.500%	2.9%
Argentine Republic Government International Bond 07/09/2035 2.750%	2.4%
Saudi Government International Bond 01/13/2035 5.625%	2.3%
Chile Government International Bond 01/05/2036 4.950%	2.1%
Hungary Government International Bond 09/22/2032 6.250%	1.9%
Perusahaan Penerbit SBSN Indonesia III 06/06/2032 4.700%	1.7%
Petroleos de Venezuela SA 05/16/2024 0.000%	1.5%
Hungary Government International Bond 09/22/2031 2.125%	1.4%
DP World PLC 07/02/2037 6.850%	1.4%
Peruvian Government International Bond 11/18/2050 5.625%	1.4%

Asset Categories

Table Summary
Foreign Government Obligations	86.9%
Corporate Bonds & Notes	6.8%
Money Market Funds	5.8%
Other	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Emerging Markets Bond Fund | Class A | SSR141_01_(04/26) |

Columbia Emerging Markets Bond Fund

Class R | CMBRX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Emerging Markets Bond Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$70	1.36%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$360,955,543
Total number of portfolio holdings	174
Portfolio turnover for the reporting period	24%

Columbia Emerging Markets Bond Fund | Class R | SSR141_12_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Mexico	9.1%
Saudi Arabia	8.5%
Turkey	6.6%
United Arab Emirates	6.1%
United States	5.8%
Chile	4.9%
Indonesia	4.3%
Hungary	3.7%
Colombia	3.6%
Dominican Republic	2.6%
Other	44.3%

Top Holdings

Table Summary
Mexico Government International Bond 02/12/2034 3.500%	2.9%
Argentine Republic Government International Bond 07/09/2035 2.750%	2.4%
Saudi Government International Bond 01/13/2035 5.625%	2.3%
Chile Government International Bond 01/05/2036 4.950%	2.1%
Hungary Government International Bond 09/22/2032 6.250%	1.9%
Perusahaan Penerbit SBSN Indonesia III 06/06/2032 4.700%	1.7%
Petroleos de Venezuela SA 05/16/2024 0.000%	1.5%
Hungary Government International Bond 09/22/2031 2.125%	1.4%
DP World PLC 07/02/2037 6.850%	1.4%
Peruvian Government International Bond 11/18/2050 5.625%	1.4%

Asset Categories

Table Summary
Foreign Government Obligations	86.9%
Corporate Bonds & Notes	6.8%
Money Market Funds	5.8%
Other	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Emerging Markets Bond Fund | Class R | SSR141_12_(04/26) |

Columbia Emerging Markets Bond Fund

Institutional 2 Class | CEBRX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Emerging Markets Bond Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$37	0.73%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$360,955,543
Total number of portfolio holdings	174
Portfolio turnover for the reporting period	24%

Columbia Emerging Markets Bond Fund | Institutional 2 Class | SSR141_15_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Mexico	9.1%
Saudi Arabia	8.5%
Turkey	6.6%
United Arab Emirates	6.1%
United States	5.8%
Chile	4.9%
Indonesia	4.3%
Hungary	3.7%
Colombia	3.6%
Dominican Republic	2.6%
Other	44.3%

Top Holdings

Table Summary
Mexico Government International Bond 02/12/2034 3.500%	2.9%
Argentine Republic Government International Bond 07/09/2035 2.750%	2.4%
Saudi Government International Bond 01/13/2035 5.625%	2.3%
Chile Government International Bond 01/05/2036 4.950%	2.1%
Hungary Government International Bond 09/22/2032 6.250%	1.9%
Perusahaan Penerbit SBSN Indonesia III 06/06/2032 4.700%	1.7%
Petroleos de Venezuela SA 05/16/2024 0.000%	1.5%
Hungary Government International Bond 09/22/2031 2.125%	1.4%
DP World PLC 07/02/2037 6.850%	1.4%
Peruvian Government International Bond 11/18/2050 5.625%	1.4%

Asset Categories

Table Summary
Foreign Government Obligations	86.9%
Corporate Bonds & Notes	6.8%
Money Market Funds	5.8%
Other	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Emerging Markets Bond Fund | Institutional 2 Class | SSR141_15_(04/26) |

Columbia Emerging Markets Bond Fund

Institutional 3 Class | CEBYX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Emerging Markets Bond Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$35	0.68%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$360,955,543
Total number of portfolio holdings	174
Portfolio turnover for the reporting period	24%

Columbia Emerging Markets Bond Fund | Institutional 3 Class | SSR141_17_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Mexico	9.1%
Saudi Arabia	8.5%
Turkey	6.6%
United Arab Emirates	6.1%
United States	5.8%
Chile	4.9%
Indonesia	4.3%
Hungary	3.7%
Colombia	3.6%
Dominican Republic	2.6%
Other	44.3%

Top Holdings

Table Summary
Mexico Government International Bond 02/12/2034 3.500%	2.9%
Argentine Republic Government International Bond 07/09/2035 2.750%	2.4%
Saudi Government International Bond 01/13/2035 5.625%	2.3%
Chile Government International Bond 01/05/2036 4.950%	2.1%
Hungary Government International Bond 09/22/2032 6.250%	1.9%
Perusahaan Penerbit SBSN Indonesia III 06/06/2032 4.700%	1.7%
Petroleos de Venezuela SA 05/16/2024 0.000%	1.5%
Hungary Government International Bond 09/22/2031 2.125%	1.4%
DP World PLC 07/02/2037 6.850%	1.4%
Peruvian Government International Bond 11/18/2050 5.625%	1.4%

Asset Categories

Table Summary
Foreign Government Obligations	86.9%
Corporate Bonds & Notes	6.8%
Money Market Funds	5.8%
Other	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Emerging Markets Bond Fund | Institutional 3 Class | SSR141_17_(04/26) |

Columbia Emerging Markets Bond Fund

Institutional Class | CMBZX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Emerging Markets Bond Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$45	0.87%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$360,955,543
Total number of portfolio holdings	174
Portfolio turnover for the reporting period	24%

Columbia Emerging Markets Bond Fund | Institutional Class | SSR141_08_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Mexico	9.1%
Saudi Arabia	8.5%
Turkey	6.6%
United Arab Emirates	6.1%
United States	5.8%
Chile	4.9%
Indonesia	4.3%
Hungary	3.7%
Colombia	3.6%
Dominican Republic	2.6%
Other	44.3%

Top Holdings

Table Summary
Mexico Government International Bond 02/12/2034 3.500%	2.9%
Argentine Republic Government International Bond 07/09/2035 2.750%	2.4%
Saudi Government International Bond 01/13/2035 5.625%	2.3%
Chile Government International Bond 01/05/2036 4.950%	2.1%
Hungary Government International Bond 09/22/2032 6.250%	1.9%
Perusahaan Penerbit SBSN Indonesia III 06/06/2032 4.700%	1.7%
Petroleos de Venezuela SA 05/16/2024 0.000%	1.5%
Hungary Government International Bond 09/22/2031 2.125%	1.4%
DP World PLC 07/02/2037 6.850%	1.4%
Peruvian Government International Bond 11/18/2050 5.625%	1.4%

Asset Categories

Table Summary
Foreign Government Obligations	86.9%
Corporate Bonds & Notes	6.8%
Money Market Funds	5.8%
Other	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Emerging Markets Bond Fund | Institutional Class | SSR141_08_(04/26) |

Columbia Integrated Large Cap Growth Fund

Class A | ILGCX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Integrated Large Cap Growth Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$45	0.91%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$183,075,243
Total number of portfolio holdings	62
Portfolio turnover for the reporting period	23%

Columbia Integrated Large Cap Growth Fund | Class A | SSR316_01_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	19.8%
Technology Hardware, Storage & Peripherals	8.6%
Systems Software	6.8%
Application Software	6.1%
Communications Equipment	3.0%
Other	0.6%

Top Holdings

Table Summary
NVIDIA Corp.	10.9%
Apple, Inc.	7.9%
Broadcom, Inc.	6.0%
Microsoft Corp.	6.0%
Alphabet, Inc., Class C	5.4%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., Class A	4.5%
Eli Lilly & Co.	3.4%
Tesla, Inc.	2.9%
GE Vernova, Inc.	2.3%

Equity Sector Allocation

Table Summary
Information Technology	44.9%
Consumer Discretionary	14.1%
Communication Services	11.7%
Health Care	10.6%
Financials	6.8%
Industrials	5.8%
Utilities	1.5%
Energy	1.2%
Materials	1.1%
Consumer Staples	0.6%
Other	0.3%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

At a meeting held on September 5, 2025, the Board of Trustees of Columbia Funds Series Trust II approved an Agreement and Plan of Reorganization pursuant to which the Fund transferred all of its assets and liabilities to Columbia Large Cap Growth ETF (the Acquiring Fund) in exchange for shares of the Acquiring Fund (the Reorganization). The Reorganization did not require shareholder approval and closed on March 16, 2026. As a result of the Reorganization, Class A incurred 0.19% in reorganizational expenses, which had an impact of a 0.19% increase to the net expense ratio during the current reporting period.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Integrated Large Cap Growth Fund | Class A | SSR316_01_(04/26) |

Columbia Integrated Large Cap Growth Fund

Institutional 3 Class | ILGJX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Integrated Large Cap Growth Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$23	0.47%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$183,075,243
Total number of portfolio holdings	62
Portfolio turnover for the reporting period	23%

Columbia Integrated Large Cap Growth Fund | Institutional 3 Class | SSR316_17_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	19.8%
Technology Hardware, Storage & Peripherals	8.6%
Systems Software	6.8%
Application Software	6.1%
Communications Equipment	3.0%
Other	0.6%

Top Holdings

Table Summary
NVIDIA Corp.	10.9%
Apple, Inc.	7.9%
Broadcom, Inc.	6.0%
Microsoft Corp.	6.0%
Alphabet, Inc., Class C	5.4%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., Class A	4.5%
Eli Lilly & Co.	3.4%
Tesla, Inc.	2.9%
GE Vernova, Inc.	2.3%

Equity Sector Allocation

Table Summary
Information Technology	44.9%
Consumer Discretionary	14.1%
Communication Services	11.7%
Health Care	10.6%
Financials	6.8%
Industrials	5.8%
Utilities	1.5%
Energy	1.2%
Materials	1.1%
Consumer Staples	0.6%
Other	0.3%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

At a meeting held on September 5, 2025, the Board of Trustees of Columbia Funds Series Trust II approved an Agreement and Plan of Reorganization pursuant to which the Fund transferred all of its assets and liabilities to Columbia Large Cap Growth ETF (the Acquiring Fund) in exchange for shares of the Acquiring Fund (the Reorganization). The Reorganization did not require shareholder approval and closed on March 16, 2026. As a result of the Reorganization, Institutional 3 Class incurred 0.04% in reorganizational expenses, which had an impact of a 0.04% increase to the net expense ratio during the current reporting period.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Integrated Large Cap Growth Fund | Institutional 3 Class | SSR316_17_(04/26) |

Columbia Integrated Large Cap Growth Fund

Institutional Class | ILGGX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Integrated Large Cap Growth Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$31	0.63%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$183,075,243
Total number of portfolio holdings	62
Portfolio turnover for the reporting period	23%

Columbia Integrated Large Cap Growth Fund | Institutional Class | SSR316_08_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	19.8%
Technology Hardware, Storage & Peripherals	8.6%
Systems Software	6.8%
Application Software	6.1%
Communications Equipment	3.0%
Other	0.6%

Top Holdings

Table Summary
NVIDIA Corp.	10.9%
Apple, Inc.	7.9%
Broadcom, Inc.	6.0%
Microsoft Corp.	6.0%
Alphabet, Inc., Class C	5.4%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., Class A	4.5%
Eli Lilly & Co.	3.4%
Tesla, Inc.	2.9%
GE Vernova, Inc.	2.3%

Equity Sector Allocation

Table Summary
Information Technology	44.9%
Consumer Discretionary	14.1%
Communication Services	11.7%
Health Care	10.6%
Financials	6.8%
Industrials	5.8%
Utilities	1.5%
Energy	1.2%
Materials	1.1%
Consumer Staples	0.6%
Other	0.3%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

At a meeting held on September 5, 2025, the Board of Trustees of Columbia Funds Series Trust II approved an Agreement and Plan of Reorganization pursuant to which the Fund transferred all of its assets and liabilities to Columbia Large Cap Growth ETF (the Acquiring Fund) in exchange for shares of the Acquiring Fund (the Reorganization). The Reorganization did not require shareholder approval and closed on March 16, 2026. As a result of the Reorganization, Institutional Class incurred 0.09% in reorganizational expenses, which had an impact of a 0.09% increase to the net expense ratio during the current reporting period.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Integrated Large Cap Growth Fund | Institutional Class | SSR316_08_(04/26) |

Columbia Integrated Large Cap Value Fund

Class A | ILVBX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Integrated Large Cap Value Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$47	0.89%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$45,029,629
Total number of portfolio holdings	74
Portfolio turnover for the reporting period	24%

Columbia Integrated Large Cap Value Fund | Class A | SSR317_01_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Financials	22.5%
Health Care	15.6%
Industrials	9.9%
Energy	9.5%
Information Technology	8.1%
Communication Services	7.3%
Consumer Discretionary	6.3%
Consumer Staples	5.5%
Utilities	5.2%
Real Estate	4.2%
Other	4.2%

Top Holdings

Table Summary
Walmart, Inc.	3.5%
Exxon Mobil Corp.	3.3%
Merck & Co., Inc.	3.1%
Newmont Corp.	2.5%
TechnipFMC PLC	2.4%
Amazon.com, Inc.	2.4%
Alphabet, Inc., Class C	2.4%
Citigroup, Inc.	2.2%
Cummins, Inc.	2.2%
Chubb Ltd.	2.2%

Asset Categories

Table Summary
Common Stocks	98.3%
Money Market Funds	1.7%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

At a meeting held on September 5, 2025, the Board of Trustees of Columbia Funds Series Trust II approved an Agreement and Plan of Reorganization pursuant to which the Fund transferred all of its assets and liabilities to Columbia Research Enhanced Value ETF (the Acquiring Fund) in exchange for shares of the Acquiring Fund (the Reorganization). The Reorganization did not require shareholder approval and closed on March 16, 2026. As a result of the Reorganization, Class A incurred 0.39% in reorganizational expenses, which had an impact of a 0.39% increase to the net expense ratio during the current reporting period.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Integrated Large Cap Value Fund | Class A | SSR317_01_(04/26) |

Columbia Integrated Large Cap Value Fund

Institutional Class | ILVFX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Integrated Large Cap Value Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$32	0.61%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$45,029,629
Total number of portfolio holdings	74
Portfolio turnover for the reporting period	24%

Columbia Integrated Large Cap Value Fund | Institutional Class | SSR317_08_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Financials	22.5%
Health Care	15.6%
Industrials	9.9%
Energy	9.5%
Information Technology	8.1%
Communication Services	7.3%
Consumer Discretionary	6.3%
Consumer Staples	5.5%
Utilities	5.2%
Real Estate	4.2%
Other	4.2%

Top Holdings

Table Summary
Walmart, Inc.	3.5%
Exxon Mobil Corp.	3.3%
Merck & Co., Inc.	3.1%
Newmont Corp.	2.5%
TechnipFMC PLC	2.4%
Amazon.com, Inc.	2.4%
Alphabet, Inc., Class C	2.4%
Citigroup, Inc.	2.2%
Cummins, Inc.	2.2%
Chubb Ltd.	2.2%

Asset Categories

Table Summary
Common Stocks	98.3%
Money Market Funds	1.7%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

At a meeting held on September 5, 2025, the Board of Trustees of Columbia Funds Series Trust II approved an Agreement and Plan of Reorganization pursuant to which the Fund transferred all of its assets and liabilities to Columbia Research Enhanced Value ETF (the Acquiring Fund) in exchange for shares of the Acquiring Fund (the Reorganization). The Reorganization did not require shareholder approval and closed on March 16, 2026. As a result of the Reorganization, Institutional Class incurred 0.35% in reorganizational expenses, which had an impact of a 0.35% increase to the net expense ratio during the current reporting period.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Integrated Large Cap Value Fund | Institutional Class | SSR317_08_(04/26) |

Columbia Integrated Small Cap Growth Fund

Class A | ISGDX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Integrated Small Cap Growth Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$62	1.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$28,447,061
Total number of portfolio holdings	143
Portfolio turnover for the reporting period	54%

Columbia Integrated Small Cap Growth Fund | Class A | SSR318_01_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Health Care	25.4%
Industrials	22.2%
Information Technology	17.0%
Consumer Discretionary	10.6%
Financials	9.9%
Communication Services	3.9%
Materials	3.8%
Energy	3.7%
Real Estate	1.3%
Consumer Staples	0.5%

Top Holdings

Table Summary
Bloom Energy Corp., Class A	3.2%
Fabrinet	2.3%
Dycom Industries, Inc.	2.0%
Coeur Mining, Inc.	2.0%
Credo Technology Group Holding Ltd.	1.9%
SPX Technologies, Inc.	1.9%
Nextpower, Inc., Class A	1.9%
Kratos Defense & Security Solutions, Inc.	1.8%
Clear Secure, Inc., Class A	1.7%
Tidewater, Inc.	1.7%

Asset Categories

Table Summary
Common Stocks	98.3%
Money Market Funds	1.8%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Integrated Small Cap Growth Fund | Class A | SSR318_01_(04/26) |

Columbia Integrated Small Cap Growth Fund

Institutional Class | ISGNX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Integrated Small Cap Growth Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$51	0.99%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$28,447,061
Total number of portfolio holdings	143
Portfolio turnover for the reporting period	54%

Columbia Integrated Small Cap Growth Fund | Institutional Class | SSR318_08_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Health Care	25.4%
Industrials	22.2%
Information Technology	17.0%
Consumer Discretionary	10.6%
Financials	9.9%
Communication Services	3.9%
Materials	3.8%
Energy	3.7%
Real Estate	1.3%
Consumer Staples	0.5%

Top Holdings

Table Summary
Bloom Energy Corp., Class A	3.2%
Fabrinet	2.3%
Dycom Industries, Inc.	2.0%
Coeur Mining, Inc.	2.0%
Credo Technology Group Holding Ltd.	1.9%
SPX Technologies, Inc.	1.9%
Nextpower, Inc., Class A	1.9%
Kratos Defense & Security Solutions, Inc.	1.8%
Clear Secure, Inc., Class A	1.7%
Tidewater, Inc.	1.7%

Asset Categories

Table Summary
Common Stocks	98.3%
Money Market Funds	1.8%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Integrated Small Cap Growth Fund | Institutional Class | SSR318_08_(04/26) |

Columbia Pyrford International Stock Fund

Class A | PISDX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Pyrford International Stock Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$62	1.16%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$252,991,171
Total number of portfolio holdings	78
Portfolio turnover for the reporting period	3%

Columbia Pyrford International Stock Fund | Class A | SSR319_01_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Japan	14.0%
United Kingdom	13.6%
Australia	9.4%
Germany	9.3%
France	8.7%
Switzerland	8.1%
Singapore	6.5%
United States	6.0%
Hong Kong	4.5%
Taiwan	3.0%
Other	15.2%

Top Holdings

Table Summary
Nestlé SA, Registered Shares	2.7%
Japan Tobacco, Inc.	2.5%
Roche Holding AG, Genusschein Shares	2.4%
Brambles Ltd.	2.3%
Air Liquide SA	2.2%
Mitsubishi Electric Corp.	2.2%
Unilever PLC	2.2%
United Overseas Bank Ltd.	2.2%
Telenor ASA	2.1%
KDDI Corp.	2.1%

Equity Sector Allocation

Table Summary
Industrials	22.4%
Consumer Staples	15.6%
Financials	13.2%
Health Care	10.7%
Information Technology	9.1%
Communication Services	9.1%
Materials	7.8%
Utilities	3.3%
Energy	3.2%
Consumer Discretionary	2.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Pyrford International Stock Fund | Class A | SSR319_01_(04/26) |

Columbia Pyrford International Stock Fund

Class R | PISJX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Pyrford International Stock Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$75	1.41%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$252,991,171
Total number of portfolio holdings	78
Portfolio turnover for the reporting period	3%

Columbia Pyrford International Stock Fund | Class R | SSR319_12_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Japan	14.0%
United Kingdom	13.6%
Australia	9.4%
Germany	9.3%
France	8.7%
Switzerland	8.1%
Singapore	6.5%
United States	6.0%
Hong Kong	4.5%
Taiwan	3.0%
Other	15.2%

Top Holdings

Table Summary
Nestlé SA, Registered Shares	2.7%
Japan Tobacco, Inc.	2.5%
Roche Holding AG, Genusschein Shares	2.4%
Brambles Ltd.	2.3%
Air Liquide SA	2.2%
Mitsubishi Electric Corp.	2.2%
Unilever PLC	2.2%
United Overseas Bank Ltd.	2.2%
Telenor ASA	2.1%
KDDI Corp.	2.1%

Equity Sector Allocation

Table Summary
Industrials	22.4%
Consumer Staples	15.6%
Financials	13.2%
Health Care	10.7%
Information Technology	9.1%
Communication Services	9.1%
Materials	7.8%
Utilities	3.3%
Energy	3.2%
Consumer Discretionary	2.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Pyrford International Stock Fund | Class R | SSR319_12_(04/26) |

Columbia Pyrford International Stock Fund

Institutional 2 Class | PISOX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Pyrford International Stock Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$44	0.83%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$252,991,171
Total number of portfolio holdings	78
Portfolio turnover for the reporting period	3%

Columbia Pyrford International Stock Fund | Institutional 2 Class | SSR319_15_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Japan	14.0%
United Kingdom	13.6%
Australia	9.4%
Germany	9.3%
France	8.7%
Switzerland	8.1%
Singapore	6.5%
United States	6.0%
Hong Kong	4.5%
Taiwan	3.0%
Other	15.2%

Top Holdings

Table Summary
Nestlé SA, Registered Shares	2.7%
Japan Tobacco, Inc.	2.5%
Roche Holding AG, Genusschein Shares	2.4%
Brambles Ltd.	2.3%
Air Liquide SA	2.2%
Mitsubishi Electric Corp.	2.2%
Unilever PLC	2.2%
United Overseas Bank Ltd.	2.2%
Telenor ASA	2.1%
KDDI Corp.	2.1%

Equity Sector Allocation

Table Summary
Industrials	22.4%
Consumer Staples	15.6%
Financials	13.2%
Health Care	10.7%
Information Technology	9.1%
Communication Services	9.1%
Materials	7.8%
Utilities	3.3%
Energy	3.2%
Consumer Discretionary	2.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Pyrford International Stock Fund | Institutional 2 Class | SSR319_15_(04/26) |

Columbia Pyrford International Stock Fund

Institutional 3 Class | PISQX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Pyrford International Stock Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$41	0.77%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$252,991,171
Total number of portfolio holdings	78
Portfolio turnover for the reporting period	3%

Columbia Pyrford International Stock Fund | Institutional 3 Class | SSR319_17_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Japan	14.0%
United Kingdom	13.6%
Australia	9.4%
Germany	9.3%
France	8.7%
Switzerland	8.1%
Singapore	6.5%
United States	6.0%
Hong Kong	4.5%
Taiwan	3.0%
Other	15.2%

Top Holdings

Table Summary
Nestlé SA, Registered Shares	2.7%
Japan Tobacco, Inc.	2.5%
Roche Holding AG, Genusschein Shares	2.4%
Brambles Ltd.	2.3%
Air Liquide SA	2.2%
Mitsubishi Electric Corp.	2.2%
Unilever PLC	2.2%
United Overseas Bank Ltd.	2.2%
Telenor ASA	2.1%
KDDI Corp.	2.1%

Equity Sector Allocation

Table Summary
Industrials	22.4%
Consumer Staples	15.6%
Financials	13.2%
Health Care	10.7%
Information Technology	9.1%
Communication Services	9.1%
Materials	7.8%
Utilities	3.3%
Energy	3.2%
Consumer Discretionary	2.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Pyrford International Stock Fund | Institutional 3 Class | SSR319_17_(04/26) |

Columbia Pyrford International Stock Fund

Institutional Class | PISLX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Pyrford International Stock Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$48	0.91%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$252,991,171
Total number of portfolio holdings	78
Portfolio turnover for the reporting period	3%

Columbia Pyrford International Stock Fund | Institutional Class | SSR319_08_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Japan	14.0%
United Kingdom	13.6%
Australia	9.4%
Germany	9.3%
France	8.7%
Switzerland	8.1%
Singapore	6.5%
United States	6.0%
Hong Kong	4.5%
Taiwan	3.0%
Other	15.2%

Top Holdings

Table Summary
Nestlé SA, Registered Shares	2.7%
Japan Tobacco, Inc.	2.5%
Roche Holding AG, Genusschein Shares	2.4%
Brambles Ltd.	2.3%
Air Liquide SA	2.2%
Mitsubishi Electric Corp.	2.2%
Unilever PLC	2.2%
United Overseas Bank Ltd.	2.2%
Telenor ASA	2.1%
KDDI Corp.	2.1%

Equity Sector Allocation

Table Summary
Industrials	22.4%
Consumer Staples	15.6%
Financials	13.2%
Health Care	10.7%
Information Technology	9.1%
Communication Services	9.1%
Materials	7.8%
Utilities	3.3%
Energy	3.2%
Consumer Discretionary	2.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Pyrford International Stock Fund | Institutional Class | SSR319_08_(04/26) |

Columbia Ultra Short Duration Municipal Bond Fund

Class A | USMBX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Ultra Short Duration Municipal Bond Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$23	0.47%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$81,407,529
Total number of portfolio holdings	79
Portfolio turnover for the reporting period	46%

Columbia Ultra Short Duration Municipal Bond Fund | Class A | SSR320_01_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top States/Territories

Table Summary
Texas	13.6%
New York	13.4%
California	7.0%
Colorado	6.7%
New Jersey	4.9%
Florida	4.8%
Virginia	3.9%
Pennsylvania	3.9%
Wisconsin	3.8%
Massachusetts	3.6%

Asset Categories

Table Summary
Municipal Bonds	78.2%
Municipal Short Term	13.6%
Money Market Funds	7.6%
Floating Rate Notes	3.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Ultra Short Duration Municipal Bond Fund | Class A | SSR320_01_(04/26) |

Columbia Ultra Short Duration Municipal Bond Fund

Institutional Class | USMEX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Ultra Short Duration Municipal Bond Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$16	0.32%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$81,407,529
Total number of portfolio holdings	79
Portfolio turnover for the reporting period	46%

Columbia Ultra Short Duration Municipal Bond Fund | Institutional Class | SSR320_08_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top States/Territories

Table Summary
Texas	13.6%
New York	13.4%
California	7.0%
Colorado	6.7%
New Jersey	4.9%
Florida	4.8%
Virginia	3.9%
Pennsylvania	3.9%
Wisconsin	3.8%
Massachusetts	3.6%

Asset Categories

Table Summary
Municipal Bonds	78.2%
Municipal Short Term	13.6%
Money Market Funds	7.6%
Floating Rate Notes	3.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Ultra Short Duration Municipal Bond Fund | Institutional Class | SSR320_08_(04/26) |

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Emerging Markets Bond Fund
Semi-Annual Financial Statements and Additional Information
February 28, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Emerging Markets Bond Fund | 2026

Portfolio of Investments
February 28, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Convertible Bonds 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
China 0.1%
Country Garden Holdings Co., Ltd.(a)
12/31/2031	0.000%	1,993,132	200,985
Total Convertible Bonds (Cost $253,200)			200,985

Corporate Bonds & Notes 6.8%

Brazil 0.5%
Braskem Netherlands Finance BV(b)
01/31/2030	4.500%	3,719,000	1,583,343
Raizen Fuels Finance SA(b)
07/08/2032	6.250%	486,000	228,382
Total			1,811,725
China 0.0%
Country Garden Holdings Co., Ltd.(c)
12/31/2032	5.000%	962,057	132,859
Malaysia 0.5%
GENM Capital Labuan Ltd.(b)
04/19/2031	3.882%	1,930,000	1,785,553
Russian Federation 0.3%
Phosagro OAO Via Phosagro Bond Funding DAC(b)
09/16/2028	2.600%	1,532,000	1,054,129
Saudi Arabia 2.1%
EIG Pearl Holdings Sarl(b)
08/31/2036	3.545%	2,261,937	2,094,997
Greensaif Pipelines Bidco Sarl(b)
02/23/2036	5.853%	2,900,000	3,040,738
02/23/2038	6.129%	1,100,000	1,169,549
08/23/2042	6.103%	1,162,000	1,216,301
Total			7,521,585
South Africa 0.7%
Sasol Financing USA LLC
03/18/2031	5.500%	2,788,000	2,449,011
South Korea 0.3%
LG Chem Ltd.(b)
07/07/2026	1.375%	1,286,000	1,273,410
Tanzania 0.6%
AngloGold Ashanti Holdings PLC
10/01/2030	3.750%	565,000	546,129
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
HTA Group Ltd.(b)
06/04/2029	7.500%		1,468,000	1,515,762
Total				2,061,891
Turkey 0.6%
Sisecam UK PLC(b)
05/02/2032	8.625%		2,050,000	2,143,065
United Arab Emirates 1.2%
Galaxy Pipeline Assets Bidco Ltd.(b)
03/31/2036	2.625%		1,780,000	1,581,958
09/30/2040	2.940%		3,244,593	2,780,270
Total				4,362,228
Total Corporate Bonds & Notes (Cost $26,829,230)				24,595,456

Foreign Government Obligations(d),(e) 86.9%

Angola 1.0%
Angolan Government International Bond(b)
04/14/2032	8.750%		843,000	826,000
10/15/2035	9.875%		855,000	872,415
05/08/2048	9.375%		2,056,000	1,852,330
Total				3,550,745
Argentina 2.6%
Argentine Republic Government International Bond(f)
07/09/2035	2.750%		11,729,527	8,825,219
07/09/2046	3.750%		568,409	404,477
Total				9,229,696
Bahrain 2.0%
Bahrain Government International Bond(b)
05/18/2034	5.625%		2,443,000	2,306,948
CBB International Sukuk Programme Co. WLL(b)
05/18/2029	3.875%		2,707,000	2,567,616
09/03/2034	6.124%		2,476,000	2,518,766
Total				7,393,330
Brazil 1.6%
Brazil Notas do Tesouro Nacional
01/01/2031	10.000%	BRL	4,355,000	773,832
Brazilian Government International Bond
01/22/2032	6.125%		1,436,000	1,503,308
01/27/2045	5.000%		501,000	410,724
05/13/2054	7.125%		1,152,000	1,172,030
01/12/2056	7.250%		1,829,000	1,857,037
Total				5,716,931
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Chile 4.9%
Chile Government International Bond
01/05/2036	4.950%		7,354,034	7,527,466
Corp Nacional del Cobre de Chile(b)
01/30/2037	5.529%		3,543,000	3,632,260
08/01/2047	4.500%		1,600,000	1,342,536
01/30/2050	3.700%		4,000,000	2,912,750
Corporación Nacional del Cobre de Chile(b)
01/26/2036	6.440%		1,500,000	1,640,326
Empresa Nacional del Petroleo(b)
05/10/2033	6.150%		613,000	652,764
Total				17,708,102
Colombia 3.6%
Colombia Government International Bond
01/30/2030	3.000%		352,000	316,788
04/15/2031	3.125%		579,000	503,234
04/22/2032	3.250%		1,652,000	1,401,602
04/25/2035	8.500%		720,000	790,467
11/14/2035	8.000%		1,700,000	1,815,553
11/07/2036	7.750%		1,351,000	1,406,686
09/18/2037	7.375%		2,100,000	2,136,361
02/26/2044	5.625%		1,760,000	1,427,695
Colombian TES
07/09/2036	6.250%	COP	20,273,500,000	3,287,339
Total				13,085,725
Dominican Republic 2.6%
Dominican Republic International Bond(b)
01/30/2030	4.500%		3,880,000	3,792,828
09/23/2032	4.875%		1,288,000	1,239,486
04/30/2044	7.450%		3,110,000	3,449,402
06/05/2049	6.400%		800,000	800,058
Total				9,281,774
Ecuador 1.4%
Ecuador Government International Bond(b)
01/29/2034	8.750%		1,592,000	1,603,786
01/29/2039	9.250%		975,000	989,225
Ecuador Government International Bond(b),(f)
07/31/2035	6.900%		1,250,155	1,134,721
07/31/2040	5.000%		1,861,021	1,520,124
Total				5,247,856
Egypt 1.6%
Egypt Government International Bond(b)
04/11/2031	6.375%	EUR	1,700,000	2,016,253
02/21/2048	7.903%		2,316,000	2,089,202
02/16/2061	7.500%		2,121,000	1,804,326
Total				5,909,781
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ghana 1.0%
Ghana Government International Bond(b),(f)
07/03/2035	5.000%	3,915,276	3,544,037
Guatemala 0.6%
Guatemala Government Bond(b)
08/06/2031	6.050%	886,000	930,081
10/07/2033	3.700%	792,000	718,713
06/01/2050	6.125%	357,000	357,903
Total			2,006,697
Hungary 3.7%
Hungary Government International Bond(b)
09/22/2031	2.125%	5,967,000	5,210,674
09/22/2032	6.250%	6,424,000	6,902,837
09/21/2051	3.125%	1,700,000	1,081,202
Total			13,194,713
India 1.1%
Export-Import Bank of India(b)
02/01/2028	3.875%	2,000,000	1,992,693
01/15/2030	3.250%	2,000,000	1,937,814
Total			3,930,507
Indonesia 4.3%
Indonesia Government International Bond
09/18/2029	3.400%	5,000,000	4,882,597
10/30/2049	3.700%	1,899,000	1,431,216
Pertamina Persero PT(b)
11/07/2048	6.500%	1,000,000	1,061,750
Perusahaan Penerbit SBSN Indonesia III(b)
06/06/2032	4.700%	5,904,000	5,957,957
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(b)
02/03/2036	5.450%	268,000	269,336
PT Perusahaan Listrik Negara(b)
07/17/2049	4.875%	2,300,000	1,960,479
Total			15,563,335
Ivory Coast 2.2%
Ivory Coast Government International Bond(b)
03/03/2028	6.375%	1,900,000	1,924,002
06/15/2033	6.125%	2,100,000	2,082,005
04/01/2036	8.075%	830,000	896,650
01/30/2037	8.250%	2,927,000	3,192,012
Total			8,094,669
Jordan 0.3%
Jordan Government International Bond(b)
10/10/2047	7.375%	1,197,000	1,184,690
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Emerging Markets Bond Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Kazakhstan 1.9%
Development Bank of Kazakhstan(b)
04/15/2027	5.500%		1,401,000	1,415,907
KazMunayGas National Co. JSC(b)
04/24/2030	5.375%		3,287,000	3,380,425
04/19/2047	5.750%		2,005,000	1,924,459
Total				6,720,791
Kenya 0.5%
Republic of Kenya Government International Bond(b)
02/26/2039	8.700%		1,739,000	1,697,039
Lebanon 0.6%
Lebanon Government International Bond(b),(g)
04/12/2021	0.000%		1,768,000	525,560
11/04/2024	0.000%		1,510,000	440,230
03/20/2028	0.000%		1,769,000	512,074
Lebanon Government International Bond(g)
05/17/2034	0.000%		1,768,000	526,681
Total				2,004,545
Mexico 9.1%
Comision Federal de Electricidad(b)
07/26/2033	3.875%		3,200,000	2,858,288
01/28/2034	6.045%		263,000	265,845
Mexican Bonos
05/31/2029	8.500%	MXN	61,500,000	3,663,580
Mexico Government International Bond
02/12/2034	3.500%		11,791,000	10,334,199
02/09/2038	6.125%		973,000	986,287
05/16/2040	5.375%	EUR	607,000	724,825
05/07/2054	6.400%		4,387,000	4,287,940
Petroleos Mexicanos
11/12/2026	7.470%	MXN	42,200,000	2,438,050
01/28/2031	5.950%		2,834,000	2,774,678
01/23/2045	6.375%		1,809,000	1,501,321
02/12/2048	6.350%		1,400,000	1,123,145
01/23/2050	7.690%		2,264,000	2,060,271
Total				33,018,429
Mongolia 0.1%
Mongolia Government International Bond(b)
01/19/2028	8.650%		340,000	364,321
Morocco 0.9%
OCP SA(b)
03/01/2036	6.700%		839,000	905,234
06/23/2051	5.125%		2,636,000	2,200,843
Total				3,106,077
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nigeria 1.7%
Nigeria Government International Bond(b)
09/28/2028	6.125%	1,100,000	1,108,052
09/28/2033	7.375%	1,657,000	1,681,767
12/09/2034	10.375%	776,000	925,509
01/13/2036	8.631%	265,000	284,808
11/28/2047	7.625%	2,369,000	2,243,140
Total			6,243,276
Oman 1.4%
Oman Government International Bond(b)
01/17/2048	6.750%	3,518,000	3,879,016
OQ SAOC(b)
05/06/2028	5.125%	1,327,000	1,340,236
Total			5,219,252
Pakistan 0.6%
Pakistan Government International Bond(b)
12/05/2027	6.875%	1,000,000	1,007,502
04/08/2031	7.375%	1,078,000	1,068,596
Total			2,076,098
Panama 1.4%
Panama Government International Bond
03/01/2031	7.500%	1,026,000	1,148,954
09/29/2032	2.252%	2,200,000	1,853,523
01/19/2033	3.298%	2,186,000	1,956,848
Total			4,959,325
Paraguay 2.0%
Paraguay Government International Bond(b)
06/28/2033	3.849%	1,391,000	1,325,861
08/11/2044	6.100%	3,700,000	3,849,311
03/30/2050	5.400%	2,128,000	2,004,182
Total			7,179,354
Peru 2.1%
Peruvian Government International Bond
01/15/2034	3.000%	2,835,000	2,494,726
11/18/2050	5.625%	5,041,000	5,011,338
Total			7,506,064
Philippines 1.1%
Philippine Government International Bond
07/06/2046	3.200%	5,410,000	3,931,759
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Poland 1.7%
Republic of Poland Government International Bond
10/04/2033	4.875%	1,350,000	1,385,512
09/18/2034	5.125%	2,551,000	2,644,058
03/18/2054	5.500%	2,013,000	1,972,847
Total			6,002,417
Romania 2.1%
Romanian Government International Bond(b)
03/27/2032	3.625%	3,512,000	3,258,532
02/10/2037	7.500%	1,788,000	2,025,674
06/15/2048	5.125%	2,778,000	2,402,322
Total			7,686,528
Russian Federation 0.3%
Gazprom PJSC via Gaz Finance PLC(b)
02/25/2030	3.250%	1,383,000	938,754
Saudi Arabia 6.4%
Avilease Capital Ltd.(b)
11/12/2030	4.750%	2,123,000	2,114,434
KSA Ijarah Sukuk Ltd.(b)
09/09/2030	4.250%	2,564,000	2,565,445
09/09/2035	4.875%	3,318,000	3,340,695
KSA Sukuk Ltd.(b)
10/29/2029	2.969%	1,400,000	1,341,356
Saudi Government International Bond(b)
10/22/2030	3.250%	1,550,000	1,487,213
01/13/2035	5.625%	7,789,000	8,298,191
01/12/2056	5.875%	1,727,000	1,731,899
02/02/2061	3.450%	3,262,000	2,125,316
Total			23,004,549
South Africa 1.5%
Republic of South Africa Government International Bond
09/30/2049	5.750%	1,434,000	1,207,852
04/20/2052	7.300%	2,676,000	2,706,954
Republic of South Africa Government International Bond(b)
11/19/2054	7.950%	925,000	999,201
12/11/2055	7.250%	532,000	531,726
Total			5,445,733
Sri Lanka 0.7%
Sri Lanka Government International Bond(b)
04/15/2028	4.000%	283,003	275,358
Sri Lanka Government International Bond(b),(f)
01/15/2030	3.100%	290,052	289,279
03/15/2033	3.350%	568,932	530,569
06/15/2035	3.600%	384,160	312,787
05/15/2036	3.600%	266,616	264,970
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
02/15/2038	3.600%		1,042,797	1,037,302
Total				2,710,265
Turkey 6.0%
Turkey Government International Bond
04/14/2026	4.250%		1,350,000	1,349,472
02/17/2028	5.125%		4,900,000	4,918,091
03/14/2029	9.375%		800,000	889,932
04/26/2029	7.625%		2,400,000	2,555,805
05/30/2040	6.750%		760,000	742,113
Turkiye Government Bond
09/27/2034	27.700%	TRY	128,155,119	2,836,649
Turkiye Government International Bond
03/13/2030	5.250%		2,526,000	2,492,107
05/15/2034	7.625%		4,638,000	4,968,886
01/03/2035	6.500%		1,000,000	993,561
Total				21,746,616
Ukraine 1.4%
Ukraine Government International Bond(b),(f)
02/01/2032	4.000%		2,492,400	1,942,538
02/01/2034	4.500%		1,207,380	745,938
02/01/2035	4.500%		2,916,237	1,772,533
02/01/2036	4.500%		918,266	549,070
Total				5,010,079
United Arab Emirates 4.9%
Abu Dhabi Developmental Holding Co. PJSC(b)
05/06/2035	5.000%		1,585,000	1,621,980
Abu Dhabi Future Energy Co Pjsc Masdar(b)
07/25/2034	5.250%		2,100,000	2,171,312
Adnoc Murban Rsc Ltd.(b)
09/11/2034	4.500%		1,700,000	1,681,868
DAE Sukuk Difc Ltd.(b)
10/16/2030	4.500%		2,084,000	2,067,150
DP World Crescent Ltd.(b)
09/26/2028	4.848%		1,500,000	1,511,910
05/08/2035	5.500%		1,390,000	1,441,277
DP World Ltd.(b)
09/25/2048	5.625%		1,000,000	976,695
DP World PLC(b)
07/02/2037	6.850%		4,490,000	5,033,125
MDGH GMTN (RSC), Ltd.(b)
04/28/2033	5.500%		1,292,000	1,368,588
Total				17,873,905
Uruguay 1.8%
Oriental Republic of Uruguay
09/10/2060	5.250%		2,800,000	2,659,898
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Emerging Markets Bond Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uruguay Government International Bond
11/20/2045	4.125%	776,054	689,544
06/18/2050	5.100%	3,200,000	3,072,259
Total			6,421,701
Venezuela 1.6%
Petroleos de Venezuela SA(b),(g)
05/16/2024	0.000%	16,531,520	5,269,089
Venezuela Government International Bond(b),(g)
10/13/2024	0.000%	1,613,800	628,947
Total			5,898,036
Zambia 0.6%
Zambia Government International Bond(b),(f)
06/30/2033	5.750%	1,286,623	1,249,696
Zambia Government International Bond(b)
12/31/2053	0.500%	1,428,743	1,043,885
Total			2,293,581
Total Foreign Government Obligations (Cost $305,617,565)			313,701,082

Money Market Funds 5.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.777%(h),(i)	20,872,325	20,868,151
Total Money Market Funds (Cost $20,866,741)		20,868,151
Total Investments in Securities (Cost $353,566,736)		359,365,674
Other Assets & Liabilities, Net		1,589,869
Net Assets		$360,955,543
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,440,764 EUR	2,871,577 USD	Citi	03/06/2026	—	(12,916)
97,979,057 MXN	5,586,936 USD	Standard Chartered	03/06/2026	—	(100,574)
Total				—	(113,490)
Notes to Portfolio of Investments
(a)	Zero coupon bond.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2026, the total value of these securities amounted to $208,391,243, which represents 57.73% of total net assets.

(c)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(e)	Principal and interest may not be guaranteed by a governmental entity.
(f)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of February 28, 2026.

(g)	Represents a security in default.
(h)	The rate shown is the seven-day current annualized yield at February 28, 2026.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
(i)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.777%
	24,598,942	73,735,208	(77,467,409)	1,410	20,868,151	(232)	417,981	20,872,325
Currency Legend
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
MXN	Mexican Peso
TRY	Turkish Lira
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Emerging Markets Bond Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Convertible Bonds	—	200,985	—	200,985
Corporate Bonds & Notes	—	24,595,456	—	24,595,456
Foreign Government Obligations	—	313,701,082	—	313,701,082
Money Market Funds	20,868,151	—	—	20,868,151
Total Investments in Securities	20,868,151	338,497,523	—	359,365,674
Investments in Derivatives
Liability
Forward Foreign Currency Exchange Contracts	—	(113,490)	—	(113,490)
Total	20,868,151	338,384,033	—	359,252,184
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund  | 2026

Statement of Assets and Liabilities
February 28, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $332,699,995)	$338,497,523
Affiliated issuers (cost $20,866,741)	20,868,151
Cash	71,858
Foreign currency (cost $112,204)	115,868
Receivable for:
Capital shares sold	877,660
Dividends	57,028
Interest	4,753,237
Foreign tax reclaims	101
Prepaid expenses	2,514
Other assets	25,198
Total assets	365,269,138
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	113,490
Payable for:
Capital shares redeemed	4,022,506
Management services fees	5,987
Distribution and/or service fees	338
Transfer agent fees	26,131
Compensation of chief compliance officer	27
Compensation of board members	1,206
Other expenses	23,664
Deferred compensation of board members	120,246
Total liabilities	4,313,595
Net assets applicable to outstanding capital stock	$360,955,543
Represented by
Paid in capital	438,304,214
Total distributable earnings (loss)	(77,348,671)
Total - representing net assets applicable to outstanding capital stock	$360,955,543
Class A
Net assets	$23,969,436
Shares outstanding	2,338,158
Net asset value per share	$10.25
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.76
Institutional Class
Net assets	$102,817,206
Shares outstanding	10,013,925
Net asset value per share	$10.27
Institutional 2 Class
Net assets	$71,923,473
Shares outstanding	7,009,247
Net asset value per share	$10.26
Institutional 3 Class
Net assets	$149,634,162
Shares outstanding	14,572,348
Net asset value per share	$10.27
Class R
Net assets	$12,611,266
Shares outstanding	1,230,755
Net asset value per share	$10.25
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Emerging Markets Bond Fund  | 2026

Statement of Operations
Six Months Ended February 28, 2026 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$417,981
Interest	10,203,641
Interfund lending	516
Total income	10,622,138
Expenses:
Management services fees	1,040,577
Distribution and/or service fees
Class A	30,739
Class R	30,786
Transfer agent fees
Class A	23,278
Institutional Class	84,545
Institutional 2 Class	20,124
Institutional 3 Class	2,868
Class R	11,663
Custodian fees	13,211
Printing and postage fees	10,209
Registration fees	49,767
Accounting services fees	16,080
Legal fees	12,106
Compensation of chief compliance officer	27
Compensation of board members	7,218
Deferred compensation of board members	16,119
Other	6,558
Total expenses	1,375,875
Net investment income	9,246,263
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,950,383
Investments — affiliated issuers	(232)
Foreign currency translations	(83,246)
Forward foreign currency exchange contracts	(425,704)
Net realized gain	1,441,201
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	12,133,490
Investments — affiliated issuers	1,410
Foreign currency translations	(20,661)
Forward foreign currency exchange contracts	(1,876)
Net change in unrealized appreciation (depreciation)	12,112,363
Net realized and unrealized gain	13,553,564
Net increase in net assets resulting from operations	$22,799,827
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund  | 2026

Statement of Changes in Net Assets

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
Operations
Net investment income	$9,246,263	$14,695,587
Net realized gain (loss)	1,441,201	(9,032,046)
Net change in unrealized appreciation (depreciation)	12,112,363	15,778,301
Net increase in net assets resulting from operations	22,799,827	21,441,842
Distributions to shareholders
Net investment income and net realized gains
Class A	(611,466)	(1,342,096)
Advisor Class	—	(11,366)
Institutional Class	(2,353,780)	(3,831,756)
Institutional 2 Class	(1,971,143)	(3,169,576)
Institutional 3 Class	(3,984,642)	(6,132,752)
Class R	(291,806)	(615,743)
Total distributions to shareholders	(9,212,837)	(15,103,289)
Increase in net assets from capital stock activity	14,243,530	46,402,162
Total increase in net assets	27,830,520	52,740,715
Net assets at beginning of period	333,125,023	280,384,308
Net assets at end of period	$360,955,543	$333,125,023
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Emerging Markets Bond Fund  | 2026

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	February 28, 2026 (Unaudited)		August 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	55,247	560,205	132,205	1,273,197
Distributions reinvested	59,216	598,964	136,776	1,312,658
Shares redeemed	(301,359)	(3,049,617)	(664,946)	(6,387,269)
Net decrease	(186,896)	(1,890,448)	(395,965)	(3,801,414)
Advisor Class
Shares sold	—	—	3,015	29,349
Distributions reinvested	—	—	1,164	11,211
Shares redeemed	—	—	(87,375)	(835,361)
Net decrease	—	—	(83,196)	(794,801)
Institutional Class
Shares sold	2,736,215	27,640,138	1,417,018	13,663,748
Distributions reinvested	231,828	2,349,703	397,642	3,822,352
Shares redeemed	(806,578)	(8,119,432)	(1,051,972)	(10,149,039)
Net increase	2,161,465	21,870,409	762,688	7,337,061
Institutional 2 Class
Shares sold	510,302	5,204,835	2,671,331	25,824,789
Distributions reinvested	194,640	1,970,623	329,704	3,168,622
Shares redeemed	(1,010,223)	(10,277,985)	(1,001,727)	(9,637,144)
Net increase (decrease)	(305,281)	(3,102,527)	1,999,308	19,356,267
Institutional 3 Class
Shares sold	162,811	1,645,846	4,555,815	44,725,925
Distributions reinvested	393,225	3,984,642	637,553	6,132,752
Shares redeemed	(797,394)	(8,062,224)	(2,634,318)	(25,322,779)
Net increase (decrease)	(241,358)	(2,431,736)	2,559,050	25,535,898
Class R
Shares sold	72,964	739,331	35,270	338,586
Distributions reinvested	28,853	291,724	64,176	615,698
Shares redeemed	(122,356)	(1,233,223)	(227,727)	(2,185,133)
Net decrease	(20,539)	(202,168)	(128,281)	(1,230,849)
Total net increase	1,407,391	14,243,530	4,713,604	46,402,162
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund  | 2026

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 2/28/2026 (Unaudited)	$9.86	0.25	0.39	0.64	(0.25)	(0.25)
Year Ended 8/31/2025	$9.64	0.48	0.23	0.71	(0.49)	(0.49)
Year Ended 8/31/2024	$8.95	0.45	0.72	1.17	(0.48)	(0.48)
Year Ended 8/31/2023	$9.00	0.43	(0.05)	0.38	(0.43)	(0.43)
Year Ended 8/31/2022	$11.59	0.37	(2.59)	(2.22)	(0.37)	(0.37)
Year Ended 8/31/2021	$11.31	0.40	0.20	0.60	(0.32)	(0.32)
Institutional Class
Six Months Ended 2/28/2026 (Unaudited)	$9.87	0.27	0.39	0.66	(0.26)	(0.26)
Year Ended 8/31/2025	$9.66	0.50	0.23	0.73	(0.52)	(0.52)
Year Ended 8/31/2024	$8.96	0.47	0.73	1.20	(0.50)	(0.50)
Year Ended 8/31/2023	$9.01	0.45	(0.04)	0.41	(0.46)	(0.46)
Year Ended 8/31/2022	$11.60	0.40	(2.60)	(2.20)	(0.39)	(0.39)
Year Ended 8/31/2021	$11.32	0.43	0.20	0.63	(0.35)	(0.35)
Institutional 2 Class
Six Months Ended 2/28/2026 (Unaudited)	$9.87	0.27	0.39	0.66	(0.27)	(0.27)
Year Ended 8/31/2025	$9.65	0.52	0.23	0.75	(0.53)	(0.53)
Year Ended 8/31/2024	$8.96	0.49	0.71	1.20	(0.51)	(0.51)
Year Ended 8/31/2023	$9.00	0.46	(0.03)	0.43	(0.47)	(0.47)
Year Ended 8/31/2022	$11.60	0.41	(2.61)	(2.20)	(0.40)	(0.40)
Year Ended 8/31/2021	$11.31	0.44	0.22	0.66	(0.37)	(0.37)
Institutional 3 Class
Six Months Ended 2/28/2026 (Unaudited)	$9.87	0.27	0.40	0.67	(0.27)	(0.27)
Year Ended 8/31/2025	$9.66	0.52	0.22	0.74	(0.53)	(0.53)
Year Ended 8/31/2024	$8.96	0.50	0.72	1.22	(0.52)	(0.52)
Year Ended 8/31/2023	$9.01	0.47	(0.05)	0.42	(0.47)	(0.47)
Year Ended 8/31/2022	$11.60	0.42	(2.60)	(2.18)	(0.41)	(0.41)
Year Ended 8/31/2021	$11.32	0.45	0.20	0.65	(0.37)	(0.37)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Emerging Markets Bond Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/28/2026 (Unaudited)	$10.25	6.57%	1.11%	1.11%	5.00%	24%	$23,969
Year Ended 8/31/2025	$9.86	7.67%	1.12%	1.12%	4.99%	42%	$24,888
Year Ended 8/31/2024	$9.64	13.44%	1.13%	1.13% (c)	4.95%	41%	$28,168
Year Ended 8/31/2023	$8.95	4.40%	1.14%	1.14%	4.79%	22%	$27,469
Year Ended 8/31/2022	$9.00	(19.53% )	1.12%	1.12%	3.65%	28%	$30,371
Year Ended 8/31/2021	$11.59	5.42%	1.12%	1.12% (c)	3.49%	56%	$43,920
Institutional Class
Six Months Ended 2/28/2026 (Unaudited)	$10.27	6.79%	0.87%	0.87%	5.27%	24%	$102,817
Year Ended 8/31/2025	$9.87	7.81%	0.87%	0.87%	5.24%	42%	$77,512
Year Ended 8/31/2024	$9.66	13.83%	0.88%	0.88% (c)	5.13%	41%	$68,463
Year Ended 8/31/2023	$8.96	4.66%	0.89%	0.89%	5.04%	22%	$32,918
Year Ended 8/31/2022	$9.01	(19.31% )	0.87%	0.87%	3.91%	28%	$41,413
Year Ended 8/31/2021	$11.60	5.67%	0.87%	0.87% (c)	3.75%	56%	$44,921
Institutional 2 Class
Six Months Ended 2/28/2026 (Unaudited)	$10.26	6.76%	0.73%	0.73%	5.39%	24%	$71,923
Year Ended 8/31/2025	$9.87	8.06%	0.74%	0.74%	5.43%	42%	$72,160
Year Ended 8/31/2024	$9.65	13.86%	0.75%	0.75%	5.32%	41%	$51,299
Year Ended 8/31/2023	$8.96	4.95%	0.75%	0.75%	5.20%	22%	$41,341
Year Ended 8/31/2022	$9.00	(19.29% )	0.73%	0.73%	4.05%	28%	$40,987
Year Ended 8/31/2021	$11.60	5.90%	0.75%	0.75%	3.86%	56%	$53,660
Institutional 3 Class
Six Months Ended 2/28/2026 (Unaudited)	$10.27	6.89%	0.68%	0.68%	5.44%	24%	$149,634
Year Ended 8/31/2025	$9.87	8.01%	0.69%	0.69%	5.43%	42%	$146,237
Year Ended 8/31/2024	$9.66	14.03%	0.70%	0.70%	5.40%	41%	$118,353
Year Ended 8/31/2023	$8.96	4.88%	0.70%	0.70%	5.25%	22%	$170,183
Year Ended 8/31/2022	$9.01	(19.16% )	0.68%	0.68%	4.11%	28%	$169,057
Year Ended 8/31/2021	$11.60	5.86%	0.69%	0.69%	3.92%	56%	$190,133
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund  | 2026

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class R
Six Months Ended 2/28/2026 (Unaudited)	$9.85	0.24	0.40	0.64	(0.24)	(0.24)
Year Ended 8/31/2025	$9.64	0.45	0.23	0.68	(0.47)	(0.47)
Year Ended 8/31/2024	$8.95	0.43	0.71	1.14	(0.45)	(0.45)
Year Ended 8/31/2023	$8.99	0.40	(0.03)	0.37	(0.41)	(0.41)
Year Ended 8/31/2022	$11.58	0.35	(2.60)	(2.25)	(0.34)	(0.34)
Year Ended 8/31/2021	$11.30	0.37	0.20	0.57	(0.29)	(0.29)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Emerging Markets Bond Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 2/28/2026 (Unaudited)	$10.25	6.54%	1.36%	1.36%	4.75%	24%	$12,611
Year Ended 8/31/2025	$9.85	7.29%	1.37%	1.37%	4.74%	42%	$12,328
Year Ended 8/31/2024	$9.64	13.16%	1.38%	1.38% (c)	4.70%	41%	$13,298
Year Ended 8/31/2023	$8.95	4.26%	1.39%	1.39%	4.55%	22%	$14,117
Year Ended 8/31/2022	$8.99	(19.75% )	1.37%	1.37%	3.40%	28%	$15,618
Year Ended 8/31/2021	$11.58	5.15%	1.37%	1.37% (c)	3.25%	56%	$21,419
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund  | 2026

Notes to Financial Statements
February 28, 2026 (Unaudited)
Note 1. Organization
Columbia Emerging Markets Bond Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.

Columbia Emerging Markets Bond Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With
Columbia Emerging Markets Bond Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing its investment objectives. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. These instruments may be used for other purposes in future periods.

Columbia Emerging Markets Bond Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at February 28, 2026:
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	113,490
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended February 28, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)
Foreign exchange risk	(425,704)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)
Foreign exchange risk	(1,876)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended February 28, 2026:
Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	25,442	(70,458)
Columbia Emerging Markets Bond Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of February 28, 2026:
	Citi	Standard Chartered	Total
Liabilities
Forward foreign currency exchange contracts	$12,916	100,574	113,490
Total financial and derivative net assets	(12,916)	(100,574)	(113,490)
Total collateral received (pledged) (a)	-	-	-
Net amount (b)	$(12,916)	(100,574)	(113,490)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Columbia Emerging Markets Bond Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.60% to 0.393% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2026 was 0.600% of the Fund’s average daily net assets.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates provide services to the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) either pursuant to subadvisory agreements, delegation agreements, personnel-sharing agreements or similar inter-company or other arrangements or relationships, and the Fund pays no additional fees and expenses as a result of any such arrangements.
These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with the appropriate respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.
Pursuant to some of these arrangements or relationships, certain personnel of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), provide such services to the Fund.
Columbia Emerging Markets Bond Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended February 28, 2026, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.19
Institutional Class	0.19
Institutional 2 Class	0.06
Institutional 3 Class	0.00
Class R	0.19
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2026, no minimum account balance fees were charged by the Fund.

Columbia Emerging Markets Bond Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25% and 0.50% of the Fund’s average daily net assets attributable to Class A and Class R shares, respectively. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended February 28, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	4.75	0.50 - 1.00 (a)	7,285

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	January 1, 2026 through December 31, 2026 (%)	Prior to January 1, 2026 (%)
Class A	1.14	1.14
Institutional Class	0.89	0.89
Institutional 2 Class	0.76	0.76
Institutional 3 Class	0.70	0.71
Class R	1.39	1.39
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
Columbia Emerging Markets Bond Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
At February 28, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
353,567,000	15,530,000	(9,845,000)	5,685,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at August 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(14,493,383)	(68,688,018)	(83,181,401)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $103,187,043 and $75,907,770, respectively, for the six months ended February 28, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.

Columbia Emerging Markets Bond Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
The Fund’s activity in the Interfund Program during the six months ended February 28, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	1,075,000	4.34	4
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 28, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended February 28, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At February 28, 2026, affiliated shareholders of record owned 69.6% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid
Columbia Emerging Markets Bond Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Emerging Markets Bond Fund  | 2026

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Columbia Emerging Markets Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR141_08_T01_(04/26)

Columbia Pyrford International Stock Fund
Semi-Annual Financial Statements and Additional Information
February 28, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Pyrford International Stock Fund | 2026

Portfolio of Investments
February 28, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 95.7%
Issuer	Shares	Value ($)
Australia 9.4%
Brambles Ltd.	324,118	5,780,358
Computershare Ltd.	175,455	3,868,595
Endeavour Group Ltd.	731,537	2,032,356
QBE Insurance Group Ltd.	244,053	3,789,996
Woodside Energy Group Ltd.	191,395	3,907,709
Woolworths Group Ltd.	175,788	4,506,545
Total		23,885,559
China 0.5%
Fuyao Glass Industry Group Co., Ltd. Class H	142,400	1,181,677
Finland 2.8%
KONE OYJ, Class B	34,418	2,594,885
Sampo OYJ, Class A	400,339	4,436,996
Total		7,031,881
France 8.7%
Air Liquide SA	27,052	5,688,369
Bureau Veritas A	97,805	3,398,869
Dassault Systemes SE	89,714	1,964,625
Legrand SA	20,799	3,767,263
L’Oreal SA	5,545	2,598,089
Rubis SCA	47,315	2,035,102
Sanofi SA	26,790	2,620,099
Total		22,072,416
Germany 7.9%
Brenntag SE	42,025	2,584,762
Daimler Truck Holding AG	39,065	1,970,991
Deutsche Post AG	69,075	4,067,493
Infineon Technologies AG	50,867	2,741,468
Merck KGaA	20,938	3,172,437
Nemetschek SE	15,661	1,247,675
SAP SE	21,474	4,313,963
Total		20,098,789
Common Stocks (continued)
Issuer	Shares	Value ($)
Hong Kong 4.5%
AIA Group Ltd.	457,600	5,048,030
ASMPT Ltd.	149,470	2,130,759
Power Assets Holdings Ltd.	302,569	2,452,358
VTech Holdings Ltd.	195,900	1,613,534
Total		11,244,681
Indonesia 2.8%
PT Bank Rakyat Indonesia Persero Tbk	16,105,800	3,748,133
PT Telekomunikasi Indonesia Persero Tbk	15,188,500	3,207,115
Total		6,955,248
Japan 14.0%
ABC-Mart, Inc.	189,300	3,180,153
Japan Tobacco, Inc.	165,568	6,334,534
KDDI Corp.	310,200	5,328,466
Mitsubishi Electric Corp.	146,700	5,583,845
Nabtesco Corp.	141,200	4,576,794
Nihon Kohden Corp.	350,500	3,910,214
Nissan Chemical Industries Ltd.	93,600	4,257,489
Sumitomo Rubber Industries Ltd.	120,900	2,146,065
Total		35,317,560
Malaysia 2.8%
Axiata Group Bhd	2,283,300	1,336,787
Malayan Banking Bhd	1,549,100	4,759,775
Telekom Malaysia Bhd	528,700	1,012,103
Total		7,108,665
Netherlands 1.8%
Koninklijke Philips NV	86,088	2,758,719
Wolters Kluwer NV	23,081	1,864,611
Total		4,623,330
Norway 2.1%
Telenor ASA	290,452	5,385,472
Singapore 6.5%
ComfortDelGro Corp., Ltd.	1,400,600	1,714,660
Singapore Technologies Engineering Ltd.	352,800	2,776,155
Singapore Telecommunications Ltd.	743,607	2,958,487
United Overseas Bank Ltd.	188,402	5,497,095
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Pyrford International Stock Fund  | 2026
3

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Venture Corp., Ltd.	287,400	3,548,728
Total		16,495,125
Sweden 2.5%
ASSA ABLOY AB, Class B	43,334	1,844,517
Atlas Copco AB, Class A	82,338	1,771,441
Essity AB, Class B	81,312	2,582,834
Total		6,198,792
Switzerland 8.1%
Geberit AG	1,856	1,560,630
Givaudan SA	304	1,220,983
Nestlé SA, Registered Shares	61,685	6,739,731
Novartis AG, Registered Shares	30,837	5,184,990
Schindler Holding AG	3,149	1,198,924
SGS SA, Registered Shares	16,419	2,074,138
Zurich Insurance Group AG	3,252	2,453,065
Total		20,432,461
Taiwan 3.0%
Advantech Co., Ltd.	231,674	2,457,005
Chunghwa Telecom Co., Ltd.	491,000	2,113,004
Taiwan Semiconductor Manufacturing Co., Ltd.	50,000	3,119,910
Total		7,689,919
United Kingdom 13.6%
BP PLC	285,056	1,847,565
British American Tobacco PLC	56,824	3,548,397
Bunzl PLC	73,239	2,160,978
Croda International PLC	50,101	2,091,362
IMI PLC	38,959	1,511,594
Imperial Brands PLC	56,465	2,529,003
Legal & General Group PLC	987,973	3,608,822
Common Stocks (continued)
Issuer	Shares	Value ($)
National Grid PLC	213,028	3,985,036
Reckitt Benckiser Group PLC	35,060	3,088,763
Rio Tinto Ltd.	23,838	2,833,862
Unilever PLC	75,957	5,579,524
Vodafone Group PLC	1,020,780	1,571,828
Total		34,356,734
United States 4.7%
GSK PLC	117,681	3,496,687
Roche Holding AG, Genusschein Shares	12,700	6,043,949
Shell PLC	55,350	2,318,217
Total		11,858,853
Total Common Stocks (Cost $145,074,946)		241,937,162

Preferred Stocks 1.4%
Issuer	Shares	Value ($)
Germany 1.4%
FUCHS SE	83,066	3,587,137
Total Preferred Stocks (Cost $2,185,038)		3,587,137

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.777%(a),(b)	3,361,704	3,361,032
Total Money Market Funds (Cost $3,360,696)		3,361,032
Total Investments in Securities (Cost $150,620,680)		248,885,331
Other Assets & Liabilities, Net		4,105,840
Net Assets		$252,991,171
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Pyrford International Stock Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at February 28, 2026.
(b)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.777%
	5,040,341	33,996,093	(35,675,738)	336	3,361,032	58	82,849	3,361,704
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	23,885,559	—	23,885,559
China	—	1,181,677	—	1,181,677
Finland	—	7,031,881	—	7,031,881
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Pyrford International Stock Fund  | 2026
5

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
France	—	22,072,416	—	22,072,416
Germany	—	20,098,789	—	20,098,789
Hong Kong	—	11,244,681	—	11,244,681
Indonesia	3,207,115	3,748,133	—	6,955,248
Japan	3,180,153	32,137,407	—	35,317,560
Malaysia	—	7,108,665	—	7,108,665
Netherlands	—	4,623,330	—	4,623,330
Norway	5,385,472	—	—	5,385,472
Singapore	—	16,495,125	—	16,495,125
Sweden	—	6,198,792	—	6,198,792
Switzerland	—	20,432,461	—	20,432,461
Taiwan	—	7,689,919	—	7,689,919
United Kingdom	—	34,356,734	—	34,356,734
United States	—	11,858,853	—	11,858,853
Total Common Stocks	11,772,740	230,164,422	—	241,937,162
Preferred Stocks
Germany	—	3,587,137	—	3,587,137
Total Preferred Stocks	—	3,587,137	—	3,587,137
Money Market Funds	3,361,032	—	—	3,361,032
Total Investments in Securities	15,133,772	233,751,559	—	248,885,331
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Pyrford International Stock Fund  | 2026

Statement of Assets and Liabilities
February 28, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $147,259,984)	$245,524,299
Affiliated issuers (cost $3,360,696)	3,361,032
Foreign currency (cost $8)	8
Receivable for:
Investments sold	787,676
Capital shares sold	25,572
Dividends	441,719
Foreign tax reclaims	2,926,683
Expense reimbursement due from Investment Manager	1,547
Prepaid expenses	1,419
Other assets	38,125
Total assets	253,108,080
Liabilities
Payable for:
Capital shares redeemed	4,200
Management services fees	6,012
Distribution and/or service fees	14
Transfer agent fees	48,362
Compensation of chief compliance officer	24
Accounting services fees	13,670
Custodian fees	17,257
Compensation of board members	1,247
Deferred compensation of board members	26,123
Total liabilities	116,909
Net assets applicable to outstanding capital stock	$252,991,171
Represented by
Paid in capital	131,864,415
Total distributable earnings (loss)	121,126,756
Total - representing net assets applicable to outstanding capital stock	$252,991,171
Class A
Net assets	$2,040,838
Shares outstanding	122,683
Net asset value per share	$16.64
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$17.66
Institutional Class
Net assets	$200,343,357
Shares outstanding	12,639,558
Net asset value per share	$15.85
Institutional 2 Class
Net assets	$16,721,500
Shares outstanding	1,054,089
Net asset value per share	$15.86
Institutional 3 Class
Net assets	$33,882,639
Shares outstanding	2,102,650
Net asset value per share	$16.11
Class R
Net assets	$2,837
Shares outstanding	173
Net asset value per share(a)	$16.36

(a)	Net asset value per share rounds to this amount due to fractional shares outstanding.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Pyrford International Stock Fund  | 2026
7

Statement of Operations
Six Months Ended February 28, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$2,452,934
Dividends — affiliated issuers	82,849
Foreign tax reclaims	165,558
Total income	2,701,341
Expenses:
Management services fees	1,229,798
Distribution and/or service fees
Class A	2,244
Class R	7
Transfer agent fees
Class A	1,468
Institutional Class	155,161
Institutional 2 Class	5,053
Institutional 3 Class	1,445
Class R	2
Custodian fees	21,869
Printing and postage fees	6,415
Registration fees	43,021
Accounting services fees	16,835
Legal fees	10,628
Line of credit interest	14,692
Interest on interfund lending	2,940
Compensation of chief compliance officer	24
Compensation of board members	6,984
Deferred compensation of board members	4,115
Other	9,551
Total expenses	1,532,252
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(294,453)
Expense reduction	(40)
Total net expenses	1,237,759
Net investment income	1,463,582
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	28,475,180
Investments — affiliated issuers	58
Foreign currency translations	(176,263)
Net realized gain	28,298,975
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	7,434,625
Investments — affiliated issuers	336
Foreign currency translations	104,003
Net change in unrealized appreciation (depreciation)	7,538,964
Net realized and unrealized gain	35,837,939
Net increase in net assets resulting from operations	$37,301,521
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Pyrford International Stock Fund  | 2026

Statement of Changes in Net Assets

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
Operations
Net investment income	$1,463,582	$8,568,448
Net realized gain	28,298,975	27,486,704
Net change in unrealized appreciation (depreciation)	7,538,964	(8,213,346)
Net increase in net assets resulting from operations	37,301,521	27,841,806
Distributions to shareholders
Net investment income and net realized gains
Class A	(179,733)	(121,105)
Institutional Class	(20,396,498)	(17,662,362)
Institutional 2 Class	(2,069,898)	(1,735,998)
Institutional 3 Class	(8,648,269)	(8,624,892)
Class R	(287)	(196)
Total distributions to shareholders	(31,294,685)	(28,144,553)
Decrease in net assets from capital stock activity	(54,048,540)	(68,984,292)
Total decrease in net assets	(48,041,704)	(69,287,039)
Net assets at beginning of period	301,032,875	370,319,914
Net assets at end of period	$252,991,171	$301,032,875
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Pyrford International Stock Fund  | 2026
9

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	February 28, 2026 (Unaudited)		August 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	7,381	113,443	15,324	225,615
Distributions reinvested	12,055	178,661	8,875	119,628
Shares redeemed	(5,789)	(90,901)	(17,067)	(260,005)
Net increase	13,647	201,203	7,132	85,238
Advisor Class
Shares sold	—	—	105,252	1,591,999
Shares redeemed	—	—	(14,712,299)	(215,519,842)
Net decrease	—	—	(14,607,047)	(213,927,843)
Institutional Class
Shares sold	60,229	908,599	14,780,136	213,377,668
Distributions reinvested	1,366,634	19,296,867	1,302,720	16,805,093
Shares redeemed	(1,555,111)	(23,493,868)	(3,326,418)	(45,812,073)
Net increase (decrease)	(128,248)	(3,288,402)	12,756,438	184,370,688
Institutional 2 Class
Shares sold	10,944	170,400	52,033	787,313
Distributions reinvested	146,593	2,069,898	134,469	1,735,998
Shares redeemed	(299,876)	(4,640,376)	(428,893)	(5,709,927)
Net decrease	(142,339)	(2,400,078)	(242,391)	(3,186,616)
Institutional 3 Class
Shares sold	182,521	2,836,697	516,474	7,413,686
Distributions reinvested	597,429	8,573,107	657,982	8,612,982
Shares redeemed	(3,944,527)	(59,971,067)	(3,624,491)	(52,352,427)
Net decrease	(3,164,577)	(48,561,263)	(2,450,035)	(36,325,759)
Total net decrease	(3,421,517)	(54,048,540)	(4,535,903)	(68,984,292)
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Pyrford International Stock Fund  | 2026

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Columbia Pyrford International Stock Fund  | 2026
11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2022 and thereafter, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 2/28/2026 (Unaudited)	$16.16	0.06	2.12	2.18	(0.41)	(1.29)	(1.70)
Year Ended 8/31/2025	$15.91	0.38	1.04	1.42	(0.42)	(0.75)	(1.17)
Year Ended 8/31/2024	$14.26	0.34	2.01	2.35	(0.41)	(0.29)	(0.70)
Year Ended 8/31/2023	$12.88	0.39	1.43	1.82	(0.44)	—	(0.44)
Year Ended 8/31/2022	$15.58	0.36	(2.61)	(2.25)	(0.36)	(0.09)	(0.45)
Year Ended 8/31/2021(f),(g)	$13.56	0.37	1.89	2.26	(0.24)	—	(0.24)
Institutional Class
Six Months Ended 2/28/2026 (Unaudited)	$15.49	0.08	2.01	2.09	(0.44)	(1.29)	(1.73)
Year Ended 8/31/2025	$15.31	0.42	0.97	1.39	(0.46)	(0.75)	(1.21)
Year Ended 8/31/2024	$13.77	0.36	1.92	2.28	(0.45)	(0.29)	(0.74)
Year Ended 8/31/2023	$12.45	0.39	1.40	1.79	(0.47)	—	(0.47)
Year Ended 8/31/2022(h)	$14.07	0.27	(1.89)	(1.62)	—	—	—
Institutional 2 Class
Six Months Ended 2/28/2026 (Unaudited)	$15.51	0.08	2.01	2.09	(0.45)	(1.29)	(1.74)
Year Ended 8/31/2025	$15.33	0.39	1.01	1.40	(0.47)	(0.75)	(1.22)
Year Ended 8/31/2024	$13.77	0.40	1.91	2.31	(0.46)	(0.29)	(0.75)
Year Ended 8/31/2023	$12.45	0.40	1.41	1.81	(0.49)	—	(0.49)
Year Ended 8/31/2022(h)	$14.07	0.28	(1.90)	(1.62)	—	—	—
Institutional 3 Class
Six Months Ended 2/28/2026 (Unaudited)	$15.74	0.09	2.03	2.12	(0.46)	(1.29)	(1.75)
Year Ended 8/31/2025	$15.53	0.39	1.04	1.43	(0.47)	(0.75)	(1.22)
Year Ended 8/31/2024	$13.94	0.39	1.95	2.34	(0.46)	(0.29)	(0.75)
Year Ended 8/31/2023	$12.60	0.42	1.41	1.83	(0.49)	—	(0.49)
Year Ended 8/31/2022(g)	$15.26	0.39	(2.55)	(2.16)	(0.41)	(0.09)	(0.50)
Year Ended 8/31/2021(f),(g)	$13.31	0.43	1.84	2.27	(0.32)	—	(0.32)
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Pyrford International Stock Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/28/2026 (Unaudited)	$16.64	14.75%	1.39% (c),(d)	1.16% (c),(d),(e)	0.72%	3%	$2,041
Year Ended 8/31/2025	$16.16	10.40%	1.36% (c)	1.15% (c),(e)	2.54%	6%	$1,762
Year Ended 8/31/2024	$15.91	17.16%	1.31% (c)	1.14% (c),(e)	2.35%	14%	$1,621
Year Ended 8/31/2023	$14.26	14.42%	1.28% (c)	1.09% (c),(e)	2.81%	7%	$2,049
Year Ended 8/31/2022	$12.88	(14.81% )	1.29% (c)	1.12% (c)	2.51%	17%	$1,686
Year Ended 8/31/2021 (f),(g)	$15.58	16.83%	1.20%	1.19%	2.54%	13%	$1,986
Institutional Class
Six Months Ended 2/28/2026 (Unaudited)	$15.85	14.88%	1.13% (c),(d)	0.91% (c),(d),(e)	0.99%	3%	$200,343
Year Ended 8/31/2025	$15.49	10.65%	1.11% (c)	0.91% (c),(e)	2.98%	6%	$197,823
Year Ended 8/31/2024	$15.31	17.26%	1.05% (c)	0.89% (c),(e)	2.58%	14%	$174
Year Ended 8/31/2023	$13.77	14.75%	1.03% (c)	0.84% (c),(e)	2.97%	7%	$3,028
Year Ended 8/31/2022 (h)	$12.45	(11.51% )	1.03% (c)	0.85% (c)	3.00%	17%	$1,256
Institutional 2 Class
Six Months Ended 2/28/2026 (Unaudited)	$15.86	14.89%	1.02% (c),(d)	0.83% (c),(d)	1.04%	3%	$16,722
Year Ended 8/31/2025	$15.51	10.70%	1.00% (c)	0.83% (c)	2.70%	6%	$18,557
Year Ended 8/31/2024	$15.33	17.52%	1.00% (c)	0.83% (c)	2.91%	14%	$22,050
Year Ended 8/31/2023	$13.77	14.87%	0.94% (c)	0.75% (c)	3.02%	7%	$34,905
Year Ended 8/31/2022 (h)	$12.45	(11.51% )	0.92% (c)	0.75% (c)	3.12%	17%	$39,674
Institutional 3 Class
Six Months Ended 2/28/2026 (Unaudited)	$16.11	14.84%	0.95% (c),(d)	0.77% (c),(d)	1.15%	3%	$33,883
Year Ended 8/31/2025	$15.74	10.82%	0.96% (c)	0.79% (c)	2.68%	6%	$82,888
Year Ended 8/31/2024	$15.53	17.53%	0.95% (c)	0.78% (c)	2.75%	14%	$119,859
Year Ended 8/31/2023	$13.94	14.86%	0.94% (c)	0.75% (c)	3.17%	7%	$126,568
Year Ended 8/31/2022 (g)	$12.60	(14.53% )	0.88% (c)	0.75% (c)	2.74%	17%	$109,460
Year Ended 8/31/2021 (f),(g)	$15.26	17.31%	0.80%	0.79%	2.99%	13%	$272,505
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Pyrford International Stock Fund  | 2026
13

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 2/28/2026 (Unaudited)	$15.91	0.04	2.07	2.11	(0.37)	(1.29)	(1.66)
Year Ended 8/31/2025	$15.68	0.33	1.03	1.36	(0.38)	(0.75)	(1.13)
Year Ended 8/31/2024	$14.06	0.31	1.98	2.29	(0.38)	(0.29)	(0.67)
Year Ended 8/31/2023	$12.71	0.34	1.42	1.76	(0.41)	—	(0.41)
Year Ended 8/31/2022(h)	$14.42	0.29	(2.00)	(1.71)	—	—	—

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense. For the periods indicated below, if interfund lending expense had been excluded, expenses would have been lower by:

Class	2/28/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021
Class A	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%	—%
Institutional Class	less than 0.01%	0.01%	less than 0.01%	less than 0.01%	less than 0.01%	—%
Institutional 2 Class	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%	—%	—%
Institutional 3 Class	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%	—%
Class R	less than 0.01%	less than 0.01%	less than 0.01%	—%	—%	—%

(d)	Ratios include line of credit interest expense. For the periods indicated below, if line of credit interest expense had been excluded, expenses would have been lower by:

Class	2/28/2026
Class A	0.01%
Institutional Class	0.01%
Institutional 2 Class	0.01%
Institutional 3 Class	0.01%
Class R	0.01%

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Net investment income (loss) per share calculated using the average shares method.
(g)	Redemption fees consisted of per share amounts less than $0.01.
(h)	Institutional Class, Institutional 2 Class and Class R shares commenced operations on December 15, 2021. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Pyrford International Stock Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 2/28/2026 (Unaudited)	$16.36	14.52%	1.63% (c),(d)	1.41% (c),(d),(e)	0.47%	3%	$3
Year Ended 8/31/2025	$15.91	10.12%	1.63% (c)	1.40% (c),(e)	2.22%	6%	$3
Year Ended 8/31/2024	$15.68	16.88%	1.57% (c)	1.41% (c),(e)	2.18%	14%	$3
Year Ended 8/31/2023	$14.06	14.10%	1.53% (c)	1.34% (c),(e)	2.54%	7%	$2
Year Ended 8/31/2022 (h)	$12.71	(11.86% )	1.53% (c)	1.35% (c)	2.87%	17%	$2
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Pyrford International Stock Fund  | 2026
15

Notes to Financial Statements
February 28, 2026 (Unaudited)
Note 1. Organization
Columbia Pyrford International Stock Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
16
Columbia Pyrford International Stock Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of
Columbia Pyrford International Stock Fund  | 2026
17

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
18
Columbia Pyrford International Stock Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.62% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2026 was 0.87% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with Pyrford International Ltd. (Pyrford) to serve as the subadviser to the Fund. Pyrford is an affiliate of the Investment Manager. The Investment Manager compensates Pyrford to manage the investment of the Fund’s assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
Columbia Pyrford International Stock Fund  | 2026
19

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended February 28, 2026, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.16
Institutional Class	0.16
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class R	0.16
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2026, these minimum account balance fees reduced total expenses of the Fund by $40.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25% and 0.50% of the Fund’s average daily net assets attributable to Class A and Class R shares, respectively. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended February 28, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	59

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	January 1, 2026 through December 31, 2026 (%)	Prior to January 1, 2026 (%)
Class A	1.15	1.15
Institutional Class	0.90	0.90
Institutional 2 Class	0.79	0.84
Institutional 3 Class	0.74	0.78
Class R	1.40	1.40
20
Columbia Pyrford International Stock Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
150,621,000	104,536,000	(6,272,000)	98,264,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $7,017,514 and $87,972,326, respectively, for the six months ended February 28, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Columbia Pyrford International Stock Fund  | 2026
21

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended February 28, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	2,766,667	4.39	9
Interest expense incurred by the Fund is recorded as Interest on interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 28, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
For the six months ended February 28, 2026, the Fund’s borrowing activity was as follows:
Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
37,066,667	4.75	3
Interest expense incurred by the Fund is recorded as Line of credit interest in the Statement of Operations. The Fund had no outstanding borrowings at February 28, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
22
Columbia Pyrford International Stock Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At February 28, 2026, two unaffiliated shareholders of record owned 58.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Pyrford International Stock Fund  | 2026
23

Columbia Pyrford International Stock Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR319_08_T01_(04/26)

Columbia Integrated Large Cap Growth Fund
Semi-Annual Financial Statements and Additional Information
February 28, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Integrated Large Cap Growth Fund | 2026

Portfolio of Investments
February 28, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.6%
Issuer	Shares	Value ($)
Communication Services 11.7%
Interactive Media & Services 11.7%
Alphabet, Inc., Class A	11,013	3,433,413
Alphabet, Inc., Class C	31,791	9,900,671
Meta Platforms, Inc., Class A	12,600	8,167,068
Total		21,501,152
Total Communication Services		21,501,152
Consumer Discretionary 14.1%
Automobiles 2.9%
Tesla, Inc.(a)	13,142	5,289,786
Broadline Retail 4.7%
Amazon.com, Inc.(a)	41,312	8,675,520
Hotels, Restaurants & Leisure 3.3%
Booking Holdings, Inc.	533	2,259,574
Expedia Group, Inc.	9,278	2,001,172
Las Vegas Sands Corp.	30,539	1,732,172
Total		5,992,918
Specialty Retail 3.2%
Abercrombie & Fitch Co., Class A(a)	9,109	890,860
Ross Stores, Inc.	4,167	856,902
TJX Companies, Inc. (The)	16,427	2,655,589
Ulta Beauty, Inc.(a)	2,124	1,454,494
Total		5,857,845
Total Consumer Discretionary		25,816,069
Consumer Staples 0.6%
Consumer Staples Distribution & Retail 0.6%
Maplebear, Inc.(a)	15,250	572,027
Sysco Corp.	4,805	438,024
Total		1,010,051
Total Consumer Staples		1,010,051
Energy 1.2%
Energy Equipment & Services 1.2%
TechnipFMC PLC	32,591	2,161,109
Total Energy		2,161,109
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 6.8%
Banks 0.4%
Western Alliance Bancorp	10,078	809,465
Capital Markets 1.7%
Charles Schwab Corp. (The)	13,751	1,309,095
SEI Investments Co.	21,422	1,742,037
Total		3,051,132
Consumer Finance 1.5%
American Express Co.	8,979	2,773,613
Financial Services 1.0%
MasterCard, Inc., Class A	2,777	1,436,292
PayPal Holdings, Inc.	10,622	490,843
Total		1,927,135
Insurance 2.2%
Progressive Corp. (The)	8,555	1,827,861
RenaissanceRe Holdings Ltd.	7,108	2,149,886
Total		3,977,747
Total Financials		12,539,092
Health Care 10.6%
Biotechnology 3.7%
BioMarin Pharmaceutical, Inc.(a)	15,989	987,001
Incyte Corp.(a)	8,802	891,378
Insmed, Inc.(a)	3,320	495,776
Neurocrine Biosciences, Inc.(a)	8,766	1,159,303
Vertex Pharmaceuticals, Inc.(a)	6,367	3,163,317
Total		6,696,775
Health Care Providers & Services 3.5%
Cardinal Health, Inc.	10,220	2,342,731
Cigna Group (The)	3,915	1,134,645
McKesson Corp.	2,936	2,898,918
Total		6,376,294
Pharmaceuticals 3.4%
Eli Lilly & Co.	5,973	6,283,537
Total Health Care		19,356,606
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Large Cap Growth Fund  | 2026
3

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 5.8%
Commercial Services & Supplies 1.1%
Rollins, Inc.	34,790	2,118,363
Construction & Engineering 0.6%
EMCOR Group, Inc.	1,465	1,061,568
Electrical Equipment 2.3%
GE Vernova, Inc.	4,754	4,153,094
Ground Transportation 1.6%
Uber Technologies, Inc.(a)	38,704	2,919,056
Professional Services 0.2%
Paylocity Holding Corp.(a)	3,226	343,537
Total Industrials		10,595,618
Information Technology 44.9%
Communications Equipment 3.0%
Arista Networks, Inc.(a)	22,099	2,950,216
Motorola Solutions, Inc.	5,306	2,558,872
Total		5,509,088
IT Services 0.6%
EPAM Systems, Inc.(a)	7,887	1,112,067
Semiconductors & Semiconductor Equipment 19.8%
Advanced Micro Devices, Inc.(a)	13,496	2,702,034
Broadcom, Inc.	34,619	11,062,501
Credo Technology Group Holding Ltd.(a)	11,239	1,261,803
Micron Technology, Inc.	3,271	1,348,862
NVIDIA Corp.	112,647	19,959,922
Total		36,335,122
Software 12.9%
Adobe, Inc.(a)	9,761	2,561,384
Dynatrace, Inc.(a)	44,965	1,615,143
HubSpot, Inc.(a)	3,351	886,373
Microsoft Corp.	28,133	11,048,954
Palantir Technologies, Inc., Class A(a)	18,716	2,567,648
Salesforce, Inc.	10,605	2,065,748
ServiceNow, Inc.(a)	13,548	1,463,320
Workday, Inc., Class A(a)	10,090	1,349,638
Total		23,558,208
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 8.6%
Apple, Inc.	54,520	14,403,094
Pure Storage, Inc., Class A(a)	12,095	776,741
Seagate Technology Holdings PLC	1,405	573,015
Total		15,752,850
Total Information Technology		82,267,335
Materials 1.1%
Metals & Mining 1.1%
Coeur Mining, Inc.(a)	37,081	1,006,749
Newmont Corp.	7,849	1,020,370
Total		2,027,119
Total Materials		2,027,119
Real Estate 0.3%
Hotel & Resort REITs 0.3%
Host Hotels & Resorts, Inc.	24,516	480,268
Total Real Estate		480,268
Utilities 1.5%
Electric Utilities 1.3%
NRG Energy, Inc.	12,912	2,310,732
Independent Power and Renewable Electricity Producers 0.2%
Vistra Corp.	2,337	406,381
Total Utilities		2,717,113
Total Common Stocks (Cost $83,426,703)		180,471,532

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.777%(b),(c)	2,938,900	2,938,312
Total Money Market Funds (Cost $2,938,007)		2,938,312
Total Investments in Securities (Cost: $86,364,710)		183,409,844
Other Assets & Liabilities, Net		(334,601)
Net Assets		183,075,243
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Integrated Large Cap Growth Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.777%
	4,987,927	22,384,007	(24,433,815)	193	2,938,312	226	52,150	2,938,900
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	21,501,152	—	—	21,501,152
Consumer Discretionary	25,816,069	—	—	25,816,069
Consumer Staples	1,010,051	—	—	1,010,051
Energy	2,161,109	—	—	2,161,109
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Large Cap Growth Fund  | 2026
5

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Financials	12,539,092	—	—	12,539,092
Health Care	19,356,606	—	—	19,356,606
Industrials	10,595,618	—	—	10,595,618
Information Technology	82,267,335	—	—	82,267,335
Materials	2,027,119	—	—	2,027,119
Real Estate	480,268	—	—	480,268
Utilities	2,717,113	—	—	2,717,113
Total Common Stocks	180,471,532	—	—	180,471,532
Money Market Funds	2,938,312	—	—	2,938,312
Total Investments in Securities	183,409,844	—	—	183,409,844
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Integrated Large Cap Growth Fund  | 2026

Statement of Assets and Liabilities
February 28, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $83,426,703)	$180,471,532
Affiliated issuers (cost $2,938,007)	2,938,312
Cash	127
Receivable for:
Capital shares sold	34,618
Dividends	60,194
Expense reimbursement due from Investment Manager	2,386
Prepaid expenses	273
Other assets	5,372
Total assets	183,512,814
Liabilities
Payable for:
Capital shares redeemed	333,386
Management services fees	3,807
Distribution and/or service fees	430
Transfer agent fees	13,147
Compensation of chief compliance officer	33
Merger fees	37,232
Compensation of board members	1,005
Other expenses	27,289
Deferred compensation of board members	21,242
Total liabilities	437,571
Net assets applicable to outstanding capital stock	$183,075,243
Represented by
Paid in capital	65,433,024
Total distributable earnings (loss)	117,642,219
Total - representing net assets applicable to outstanding capital stock	$183,075,243
Class A
Net assets	$81,289,348
Shares outstanding	4,877,917
Net asset value per share	$16.66
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$17.68
Institutional Class
Net assets	$21,446,428
Shares outstanding	1,237,073
Net asset value per share	$17.34
Institutional 3 Class
Net assets	$80,339,467
Shares outstanding	4,602,087
Net asset value per share	$17.46
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Large Cap Growth Fund  | 2026
7

Statement of Operations
Six Months Ended February 28, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$547,762
Dividends — affiliated issuers	52,150
Total income	599,912
Expenses:
Management services fees	795,519
Distribution and/or service fees
Class A	85,297
Transfer agent fees
Class A	53,828
Institutional Class	17,018
Institutional 3 Class	1,648
Custodian fees	1,844
Printing and postage fees	13,017
Registration fees	54,088
Accounting services fees	17,540
Legal fees	9,881
Reorganization fees	234,255
Compensation of chief compliance officer	33
Compensation of board members	6,458
Deferred compensation of board members	3,540
Other	7,470
Total expenses	1,301,436
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(457,925)
Expense reduction	(220)
Total net expenses	843,291
Net investment loss	(243,379)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	23,447,280
Investments — affiliated issuers	226
Net realized gain	23,447,506
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(21,875,878)
Investments — affiliated issuers	193
Net change in unrealized appreciation (depreciation)	(21,875,685)
Net realized and unrealized gain	1,571,821
Net increase in net assets resulting from operations	$1,328,442
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Integrated Large Cap Growth Fund  | 2026

Statement of Changes in Net Assets

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
Operations
Net investment income (loss)	$(243,379)	$110,238
Net realized gain	23,447,506	72,476,299
Net change in unrealized appreciation (depreciation)	(21,875,685)	(27,452,836)
Net increase in net assets resulting from operations	1,328,442	45,133,701
Distributions to shareholders
Net investment income and net realized gains
Class A	(26,766,623)	(9,634,576)
Institutional Class	(8,150,751)	(5,124,251)
Institutional 3 Class	(25,195,014)	(19,638,426)
Total distributions to shareholders	(60,112,388)	(34,397,253)
Increase (decrease) in net assets from capital stock activity	26,717,878	(77,993,427)
Total decrease in net assets	(32,066,068)	(67,256,979)
Net assets at beginning of period	215,141,311	282,398,290
Net assets at end of period	$183,075,243	$215,141,311
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Large Cap Growth Fund  | 2026
9

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	February 28, 2026 (Unaudited)		August 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	241,486	5,225,228	630,722	13,398,780
Distributions reinvested	1,468,863	26,292,654	430,543	9,446,115
Shares redeemed	(818,150)	(15,394,186)	(697,068)	(15,098,736)
Net increase	892,199	16,123,696	364,197	7,746,159
Advisor Class
Shares sold	—	—	88,347	1,919,758
Shares redeemed	—	—	(1,678,436)	(40,486,708)
Net decrease	—	—	(1,590,089)	(38,566,950)
Institutional Class
Shares sold	195,573	4,458,978	1,955,941	46,615,043
Distributions reinvested	396,973	7,387,665	204,440	4,606,028
Shares redeemed	(707,786)	(14,625,693)	(1,177,429)	(26,289,355)
Net increase (decrease)	(115,240)	(2,779,050)	982,952	24,931,716
Institutional 3 Class
Shares sold	85,144	1,791,954	554,151	12,596,804
Distributions reinvested	1,344,451	25,195,014	867,805	19,638,426
Shares redeemed	(682,708)	(13,613,736)	(4,743,180)	(104,339,582)
Net increase (decrease)	746,887	13,373,232	(3,321,224)	(72,104,352)
Total net increase (decrease)	1,523,846	26,717,878	(3,564,164)	(77,993,427)
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Integrated Large Cap Growth Fund  | 2026

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Columbia Integrated Large Cap Growth Fund  | 2026
11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2022 and thereafter, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 2/28/2026 (Unaudited)	$22.98	(0.06)	0.51	0.45	—	(6.77)	(6.77)
Year Ended 8/31/2025	$21.72	(0.03)	4.09	4.06	—	(2.80)	(2.80)
Year Ended 8/31/2024	$16.48	(0.03)	5.27	5.24	(0.00)	—	(0.00)
Year Ended 8/31/2023	$18.13	0.02	2.69	2.71	(0.03)	(4.33)	(4.36)
Year Ended 8/31/2022	$27.22	0.03	(4.40)	(4.37)	(0.01)	(4.71)	(4.72)
Year Ended 8/31/2021(g)	$22.22	(0.01)	6.77	6.76	(0.04)	(1.72)	(1.76)
Institutional Class
Six Months Ended 2/28/2026 (Unaudited)	$23.64	(0.02)	0.52	0.50	—	(6.80)	(6.80)
Year Ended 8/31/2025	$22.23	0.01	4.20	4.21	(0.00)	(2.80)	(2.80)
Year Ended 8/31/2024	$16.86	0.01	5.39	5.40	(0.03)	—	(0.03)
Year Ended 8/31/2023	$18.46	0.04	2.75	2.79	(0.06)	(4.33)	(4.39)
Year Ended 8/31/2022(h)	$20.41	0.05	(2.00)	(1.95)	—	—	—
Institutional 3 Class
Six Months Ended 2/28/2026 (Unaudited)	$23.75	0.01	0.51	0.52	—	(6.81)	(6.81)
Year Ended 8/31/2025	$22.33	0.04	4.20	4.24	(0.02)	(2.80)	(2.82)
Year Ended 8/31/2024	$16.93	0.03	5.42	5.45	(0.05)	—	(0.05)
Year Ended 8/31/2023	$18.52	0.06	2.76	2.82	(0.08)	(4.33)	(4.41)
Year Ended 8/31/2022	$27.69	0.06	(4.43)	(4.37)	(0.09)	(4.71)	(4.80)
Year Ended 8/31/2021(g)	$22.56	0.08	6.88	6.96	(0.11)	(1.72)	(1.83)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)
Total net expenses include the impact of certain fee waivers/expense reimbursements made by BMO Asset Management Corp, and certain of its affiliates, if applicable, for the account periods prior to the closing of the Reorganization, which occurred on January 21, 2022.

(d)	Ratios include reorganization fee expense. For the periods indicated below, if reorganization fee expense had been excluded, expenses would have been lower by:

	Class A	Institutional Class	Institutional 3 Class
02/28/2026	0.19%	0.09%	0.04%

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Ratios include interfund lending expense which is less than 0.01%.
(g)	Net investment income (loss) per share calculated using the average shares method.
(h)	Institutional Class shares commenced operations on January 26, 2022. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Integrated Large Cap Growth Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b),(c)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/28/2026 (Unaudited)	$16.66	(0.08% )	1.35% (d)	0.91% (d),(e)	(0.35% )	23%	$81,289
Year Ended 8/31/2025	$22.98	19.30%	1.13%	0.72% (e)	(0.13% )	44%	$91,606
Year Ended 8/31/2024	$21.72	31.82%	1.13%	0.71% (e)	(0.14% )	45%	$78,652
Year Ended 8/31/2023	$16.48	20.51%	1.12%	0.65% (e)	0.12%	48%	$63,805
Year Ended 8/31/2022	$18.13	(19.28% )	0.95% (f)	0.70% (f)	0.16%	42%	$56,024
Year Ended 8/31/2021 (g)	$27.22	32.70%	0.84%	0.79%	(0.03% )	50%	$1,587
Institutional Class
Six Months Ended 2/28/2026 (Unaudited)	$17.34	0.14%	1.06% (d)	0.63% (d),(e)	(0.08% )	23%	$21,446
Year Ended 8/31/2025	$23.64	19.56%	0.95%	0.54% (e)	0.04%	44%	$31,968
Year Ended 8/31/2024	$22.23	32.08%	0.94%	0.52% (e)	0.03%	45%	$8,212
Year Ended 8/31/2023	$16.86	20.62%	0.98%	0.51% (e)	0.26%	48%	$41,369
Year Ended 8/31/2022 (h)	$18.46	(9.55% )	0.96%	0.51%	0.42%	42%	$85,728
Institutional 3 Class
Six Months Ended 2/28/2026 (Unaudited)	$17.46	0.24%	0.90% (d)	0.47% (d)	0.10%	23%	$80,339
Year Ended 8/31/2025	$23.75	19.64%	0.82%	0.43%	0.17%	44%	$91,568
Year Ended 8/31/2024	$22.33	32.24%	0.83%	0.41%	0.16%	45%	$160,223
Year Ended 8/31/2023	$16.93	20.78%	0.87%	0.40%	0.37%	48%	$115,941
Year Ended 8/31/2022	$18.52	(18.97% )	0.61% (f)	0.40% (f)	0.26%	42%	$68,507
Year Ended 8/31/2021 (g)	$27.69	33.19%	0.43%	0.39%	0.36%	50%	$339,707
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Large Cap Growth Fund  | 2026
13

Notes to Financial Statements
February 28, 2026 (Unaudited)
Note 1. Organization
Columbia Integrated Large Cap Growth Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency
14
Columbia Integrated Large Cap Growth Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Integrated Large Cap Growth Fund  | 2026
15

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.75% to 0.55% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2026 was 0.75% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
16
Columbia Integrated Large Cap Growth Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares.
For the six months ended February 28, 2026, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Institutional Class	0.12
Institutional 3 Class	0.00
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2026, these minimum account balance fees reduced total expenses of the Fund by $220.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares. The Fund pays the distribution and/or shareholder services fees for Class A up to the point where the Distributor’s expenses are fully recovered.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended February 28, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	13,945

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

The Fund’s other share classes are not subject to sales charges.
Columbia Integrated Large Cap Growth Fund  | 2026
17

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	January 1, 2026 through December 31, 2026 (%)	Prior to January 1, 2026 (%)
Class A	0.79	0.79
Institutional Class	0.54	0.54
Institutional 3 Class	0.43	0.44
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
86,365,000	101,748,000	(4,703,000)	97,045,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $48,973,187 and $79,997,648, respectively, for the six months ended February 28, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
18
Columbia Integrated Large Cap Growth Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended February 28, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended February 28, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances,
Columbia Integrated Large Cap Growth Fund  | 2026
19

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At February 28, 2026, one unaffiliated shareholder of record owned 37.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.
At a meeting held on September 5, 2025, the Board of Trustees of Columbia Funds Series Trust II approved an Agreement and Plan of Reorganization pursuant to which the Fund transferred all of its assets and liabilities to Columbia Large Cap Growth ETF (the Acquiring Fund) in exchange for shares of the Acquiring Fund (the Reorganization). The Reorganization did not require shareholder approval and closed on March 16, 2026. Under the Agreement, the expenses of the Reorganization are borne by the Fund, to the extent that such expenses do not exceed the anticipated reduction in expenses that shareholders of the Fund will realize in the first year following the Reorganization. Any amounts in excess of this limit will be borne by Columbia Threadneedle. The Fund’s estimated reorganization expenses were $234,255 and these expenses were borne in full by the Fund.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse
20
Columbia Integrated Large Cap Growth Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Integrated Large Cap Growth Fund  | 2026
21

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Integrated Large Cap Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR316_08_T01_(04/26)

Columbia Integrated Large Cap Value Fund
Semi-Annual Financial Statements and Additional Information
February 28, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Integrated Large Cap Value Fund | 2026

Portfolio of Investments
February 28, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.3%
Issuer	Shares	Value ($)
Communication Services 7.3%
Diversified Telecommunication Services 2.1%
Comcast Corp., Class A	30,389	940,844
Interactive Media & Services 3.6%
Alphabet, Inc., Class A	1,777	553,998
Alphabet, Inc., Class C	3,436	1,070,073
Total		1,624,071
Wireless Telecommunication Services 1.6%
T-Mobile US, Inc.	3,427	743,967
Total Communication Services		3,308,882
Consumer Discretionary 6.3%
Broadline Retail 2.4%
Amazon.com, Inc.(a)	5,159	1,083,390
Hotels, Restaurants & Leisure 1.7%
Expedia Group, Inc.	2,927	631,325
Las Vegas Sands Corp.	1,853	105,102
Total		736,427
Specialty Retail 2.2%
TJX Companies, Inc. (The)	792	128,035
Ulta Beauty, Inc.(a)	1,275	873,107
Total		1,001,142
Total Consumer Discretionary		2,820,959
Consumer Staples 5.5%
Consumer Staples Distribution & Retail 5.3%
Sysco Corp.	8,712	794,186
Walmart, Inc.	12,225	1,564,188
Total		2,358,374
Tobacco 0.2%
Philip Morris International, Inc.	560	104,625
Total Consumer Staples		2,462,999
Energy 9.5%
Energy Equipment & Services 3.0%
NOV, Inc.	11,230	227,520
TechnipFMC PLC	16,619	1,102,006
Total		1,329,526
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 6.5%
Chevron Corp.	1,441	269,121
Devon Energy Corp.	10,129	440,915
EOG Resources, Inc.	5,810	720,905
Exxon Mobil Corp.	9,875	1,505,938
Total		2,936,879
Total Energy		4,266,405
Financials 22.5%
Banks 6.7%
Citigroup, Inc.	9,042	996,338
U.S. Bancorp	16,307	891,341
Wells Fargo & Co.	9,414	766,770
Western Alliance Bancorp	4,749	381,440
Total		3,035,889
Capital Markets 5.9%
Charles Schwab Corp. (The)	1,049	99,865
Northern Trust Corp.	3,892	556,906
Raymond James Financial, Inc.	4,301	658,397
SEI Investments Co.	2,763	224,687
State Street Corp.	6,913	889,150
XP, Inc., Class A	11,110	239,199
Total		2,668,204
Consumer Finance 1.8%
American Express Co.	2,624	810,554
Financial Services 1.5%
Berkshire Hathaway, Inc., Class B(a)	630	318,118
PayPal Holdings, Inc.	7,324	338,442
Total		656,560
Insurance 6.6%
Arch Capital Group Ltd.(a)	8,053	806,508
Chubb Ltd.	2,842	968,724
Globe Life, Inc.	2,586	375,642
RenaissanceRe Holdings Ltd.	2,726	824,506
Total		2,975,380
Total Financials		10,146,587
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Large Cap Value Fund  | 2026
3

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 15.6%
Biotechnology 3.9%
BioMarin Pharmaceutical, Inc.(a)	10,533	650,202
Neurocrine Biosciences, Inc.(a)	1,533	202,739
Regeneron Pharmaceuticals, Inc.	317	247,790
Vertex Pharmaceuticals, Inc.(a)	1,343	667,243
Total		1,767,974
Health Care Equipment & Supplies 1.4%
Medtronic PLC	6,371	622,192
Health Care Providers & Services 5.2%
Cardinal Health, Inc.	4,075	934,112
Cigna Group (The)	2,028	587,755
CVS Health Corp.	4,560	364,344
Elevance Health, Inc.	1,473	471,360
Total		2,357,571
Pharmaceuticals 5.1%
Jazz Pharmaceuticals PLC(a)	4,720	896,894
Merck & Co., Inc.	11,245	1,392,356
Total		2,289,250
Total Health Care		7,036,987
Industrials 9.9%
Aerospace & Defense 0.3%
L3Harris Technologies, Inc.	353	128,682
Commercial Services & Supplies 0.5%
Rollins, Inc.	3,717	226,328
Construction & Engineering 1.9%
EMCOR Group, Inc.	1,163	842,733
Ground Transportation 0.7%
Lyft, Inc., Class A(a)	11,758	162,731
Uber Technologies, Inc.(a)	2,293	172,938
Total		335,669
Machinery 2.2%
Cummins, Inc.	1,693	988,492
Passenger Airlines 1.2%
United Airlines Holdings, Inc.(a)	5,119	544,150
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 1.9%
Genpact Ltd.	16,415	652,004
Leidos Holdings, Inc.	1,313	229,906
Total		881,910
Trading Companies & Distributors 1.2%
W.W. Grainger, Inc.	467	534,589
Total Industrials		4,482,553
Information Technology 8.1%
Communications Equipment 2.7%
Cisco Systems, Inc.	10,642	845,613
F5, Inc.(a)	826	224,143
Motorola Solutions, Inc.	295	142,267
Total		1,212,023
Semiconductors & Semiconductor Equipment 2.3%
Advanced Micro Devices, Inc.(a)	1,604	321,137
Micron Technology, Inc.	830	342,267
NXP Semiconductors NV	1,001	227,237
QUALCOMM, Inc.	993	141,363
Total		1,032,004
Software 3.1%
Adobe, Inc.(a)	2,596	681,217
Salesforce, Inc.	3,837	747,409
Total		1,428,626
Total Information Technology		3,672,653
Materials 4.2%
Construction Materials 1.7%
CRH PLC	6,177	741,116
Metals & Mining 2.5%
Newmont Corp.	8,725	1,134,250
Total Materials		1,875,366
Real Estate 4.2%
Hotel & Resort REITs 1.8%
Host Hotels & Resorts, Inc.	41,309	809,243
Retail REITs 1.3%
Brixmor Property Group, Inc.	19,095	578,006
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Integrated Large Cap Value Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialized REITs 1.1%
EPR Properties	8,219	488,291
Total Real Estate		1,875,540
Utilities 5.2%
Electric Utilities 5.2%
Edison International	8,634	645,305
Eversource Energy	11,342	864,374
NRG Energy, Inc.	4,612	825,364
Total		2,335,043
Total Utilities		2,335,043
Total Common Stocks (Cost $30,535,145)		44,283,974

Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.777%(b),(c)	756,386	756,235
Total Money Market Funds (Cost $756,159)		756,235
Total Investments in Securities (Cost: $31,291,304)		45,040,209
Other Assets & Liabilities, Net		(10,580)
Net Assets		45,029,629
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.777%
	665,831	7,920,505	(7,830,174)	73	756,235	(16)	9,633	756,386
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Large Cap Value Fund  | 2026
5

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Fair value measurements   (continued)
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	3,308,882	—	—	3,308,882
Consumer Discretionary	2,820,959	—	—	2,820,959
Consumer Staples	2,462,999	—	—	2,462,999
Energy	4,266,405	—	—	4,266,405
Financials	10,146,587	—	—	10,146,587
Health Care	7,036,987	—	—	7,036,987
Industrials	4,482,553	—	—	4,482,553
Information Technology	3,672,653	—	—	3,672,653
Materials	1,875,366	—	—	1,875,366
Real Estate	1,875,540	—	—	1,875,540
Utilities	2,335,043	—	—	2,335,043
Total Common Stocks	44,283,974	—	—	44,283,974
Money Market Funds	756,235	—	—	756,235
Total Investments in Securities	45,040,209	—	—	45,040,209
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Integrated Large Cap Value Fund  | 2026

Statement of Assets and Liabilities
February 28, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $30,535,145)	$44,283,974
Affiliated issuers (cost $756,159)	756,235
Receivable for:
Capital shares sold	11,984
Dividends	32,444
Expense reimbursement due from Investment Manager	1,376
Prepaid expenses	237
Other assets	997
Total assets	45,087,247
Liabilities
Due to custodian	3,452
Payable for:
Capital shares redeemed	364
Management services fees	928
Distribution and/or service fees	160
Transfer agent fees	4,613
Compensation of chief compliance officer	7
Accounting services fees	17,540
Legal fees	3,873
Compensation of board members	866
Other expenses	4,638
Deferred compensation of board members	21,177
Total liabilities	57,618
Net assets applicable to outstanding capital stock	$45,029,629
Represented by
Paid in capital	27,411,850
Total distributable earnings (loss)	17,617,779
Total - representing net assets applicable to outstanding capital stock	$45,029,629
Class A
Net assets	$24,250,881
Shares outstanding	2,993,878
Net asset value per share	$8.10
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$8.59
Institutional Class
Net assets	$20,778,748
Shares outstanding	2,517,925
Net asset value per share	$8.25
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Large Cap Value Fund  | 2026
7

Statement of Operations
Six Months Ended February 28, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$368,657
Dividends — affiliated issuers	9,633
Foreign taxes withheld	(366)
Total income	377,924
Expenses:
Management services fees	178,292
Distribution and/or service fees
Class A	29,557
Transfer agent fees
Class A	20,325
Institutional Class	18,910
Custodian fees	2,104
Printing and postage fees	10,734
Registration fees	36,127
Accounting services fees	17,540
Legal fees	8,602
Reorganization fees	176,101
Compensation of chief compliance officer	7
Compensation of board members	5,602
Deferred compensation of board members	3,349
Other	5,506
Total expenses	512,756
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(245,854)
Expense reduction	(240)
Total net expenses	266,662
Net investment income	111,262
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	5,165,299
Investments — affiliated issuers	(16)
Net realized gain	5,165,283
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	463,842
Investments — affiliated issuers	73
Net change in unrealized appreciation (depreciation)	463,915
Net realized and unrealized gain	5,629,198
Net increase in net assets resulting from operations	$5,740,460
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Integrated Large Cap Value Fund  | 2026

Statement of Changes in Net Assets

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
Operations
Net investment income	$111,262	$987,763
Net realized gain	5,165,283	39,264,891
Net change in unrealized appreciation (depreciation)	463,915	(32,697,638)
Net increase in net assets resulting from operations	5,740,460	7,555,016
Distributions to shareholders
Net investment income and net realized gains
Class A	(8,868,421)	(9,972,078)
Advisor Class	—	(398,838)
Institutional Class	(7,909,637)	(18,290,191)
Total distributions to shareholders	(16,778,058)	(28,661,107)
Increase (decrease) in net assets from capital stock activity	5,625,105	(84,974,679)
Total decrease in net assets	(5,412,493)	(106,080,770)
Net assets at beginning of period	50,442,122	156,522,892
Net assets at end of period	$45,029,629	$50,442,122
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Large Cap Value Fund  | 2026
9

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	February 28, 2026 (Unaudited)		August 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	146,133	1,652,247	163,796	2,063,943
Distributions reinvested	1,143,797	8,770,898	943,750	9,902,571
Shares redeemed	(640,142)	(5,602,770)	(697,238)	(7,570,796)
Net increase	649,788	4,820,375	410,308	4,395,718
Advisor Class
Shares sold	—	—	82,873	1,204,857
Distributions reinvested	—	—	16,970	245,385
Shares redeemed	—	—	(8,604,116)	(130,991,160)
Net decrease	—	—	(8,504,273)	(129,540,918)
Institutional Class
Shares sold	65,305	630,870	3,862,731	60,104,701
Distributions reinvested	861,516	6,732,302	1,463,815	15,495,218
Shares redeemed	(710,298)	(6,558,442)	(3,254,041)	(35,429,398)
Net increase	216,523	804,730	2,072,505	40,170,521
Total net increase (decrease)	866,311	5,625,105	(6,021,460)	(84,974,679)
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Integrated Large Cap Value Fund  | 2026

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Columbia Integrated Large Cap Value Fund  | 2026
11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2022 and thereafter, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 2/28/2026 (Unaudited)	$10.80	0.01	1.14	1.15	(0.03)	(3.82)	(3.85)
Year Ended 8/31/2025	$14.66	0.13	1.18	1.31	(0.15)	(5.02)	(5.17)
Year Ended 8/31/2024	$13.81	0.16	2.24	2.40	(0.16)	(1.39)	(1.55)
Year Ended 8/31/2023	$14.57	0.14	1.04	1.18	(0.17)	(1.77)	(1.94)
Year Ended 8/31/2022(f)	$19.06	0.18	(1.27)	(1.09)	(0.18)	(3.22)	(3.40)
Year Ended 8/31/2021(h)	$13.52	0.18	5.53	5.71	(0.17)	—	(0.17)
Institutional Class
Six Months Ended 2/28/2026 (Unaudited)	$10.92	0.03	1.16	1.19	(0.04)	(3.82)	(3.86)
Year Ended 8/31/2025	$14.77	0.14	1.21	1.35	(0.18)	(5.02)	(5.20)
Year Ended 8/31/2024	$13.91	0.19	2.26	2.45	(0.20)	(1.39)	(1.59)
Year Ended 8/31/2023	$14.66	0.18	1.05	1.23	(0.21)	(1.77)	(1.98)
Year Ended 8/31/2022(i)	$15.59	0.13	(0.97)	(0.84)	(0.09)	—	(0.09)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)
Total net expenses include the impact of certain fee waivers/expense reimbursements made by BMO Asset Management Corp, and certain of its affiliates, if applicable, for the account periods prior to the closing of the Reorganization, which occurred on January 21, 2022.

(d)	Ratios include reorganization fee expense. For the periods indicated below, if reorganization fee expense had been excluded, expenses would have been lower by:

	Class A	Institutional Class
02/28/2026	0.39%	0.35%

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Redemption fees consisted of per share amounts less than $0.01.
(g)	Ratios include interfund lending expense which is less than 0.01%.
(h)	Net investment income (loss) per share calculated using the average shares method.
(i)	Institutional Class shares commenced operations on January 26, 2022. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Integrated Large Cap Value Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b),(c)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/28/2026 (Unaudited)	$8.10	12.77%	1.92% (d)	0.89% (d),(e)	0.70%	24%	$24,251
Year Ended 8/31/2025	$10.80	10.28%	1.35%	0.77% (e)	1.19%	47%	$25,310
Year Ended 8/31/2024	$14.66	19.17%	1.27%	0.79% (e)	1.15%	38%	$28,343
Year Ended 8/31/2023	$13.81	8.83%	1.25%	0.79% (e)	1.04%	39%	$31,104
Year Ended 8/31/2022 (f)	$14.57	(6.97% )	1.17% (g)	0.79% (g)	1.11%	51%	$35,789
Year Ended 8/31/2021 (h)	$19.06	42.53%	0.86%	0.79%	1.17%	60%	$18,563
Institutional Class
Six Months Ended 2/28/2026 (Unaudited)	$8.25	12.97%	1.64% (d)	0.61% (d),(e)	0.99%	24%	$20,779
Year Ended 8/31/2025	$10.92	10.54%	1.13%	0.55% (e)	1.33%	47%	$25,132
Year Ended 8/31/2024	$14.77	19.40%	1.01%	0.54% (e)	1.38%	38%	$3,381
Year Ended 8/31/2023	$13.91	9.12%	1.00%	0.54% (e)	1.31%	39%	$37,904
Year Ended 8/31/2022 (i)	$14.66	(5.36% )	0.97% (g)	0.53% (g)	1.44%	51%	$145,571
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Large Cap Value Fund  | 2026
13

Notes to Financial Statements
February 28, 2026 (Unaudited)
Note 1. Organization
Columbia Integrated Large Cap Value Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency
14
Columbia Integrated Large Cap Value Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Integrated Large Cap Value Fund  | 2026
15

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.75% to 0.55% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2026 was 0.75% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan
16
Columbia Integrated Large Cap Value Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the six months ended February 28, 2026, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.17
Institutional Class	0.17
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2026, these minimum account balance fees reduced total expenses of the Fund by $240.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares. The Fund pays the distribution and/or shareholder services fees for Class A up to the point where the Distributor’s expenses are fully recovered.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended February 28, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	200

Columbia Integrated Large Cap Value Fund  | 2026
17

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap through December 31, 2026 (%)	Voluntary expense cap effective October 1, 2025 (%)
Class A	0.80	0.44
Institutional Class	0.55	0.19
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
31,291,000	14,450,000	(701,000)	13,749,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
18
Columbia Integrated Large Cap Value Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $11,240,946 and $22,351,818, respectively, for the six months ended February 28, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended February 28, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended February 28, 2026.
Columbia Integrated Large Cap Value Fund  | 2026
19

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At February 28, 2026, one unaffiliated shareholder of record owned 24.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.
At a meeting held on September 5, 2025, the Board of Trustees of Columbia Funds Series Trust II approved an Agreement and Plan of Reorganization pursuant to which the Fund transferred all of its assets and liabilities to Columbia Research Enhanced Value ETF (the Acquiring Fund) in exchange for shares of the Acquiring Fund (the Reorganization). The Reorganization did not require shareholder approval and closed on March 16, 2026. Under the Agreement, the expenses of the Reorganization are borne by the Fund, to the extent that such expenses do not exceed the anticipated reduction in expenses that shareholders of the Fund will realize in the first year following the Reorganization. Any amounts in excess of this limit will be borne by Columbia Threadneedle. The Fund’s estimated reorganization expenses were $176,101 and these expenses were borne in full by the Fund.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make
20
Columbia Integrated Large Cap Value Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Integrated Large Cap Value Fund  | 2026
21

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[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Integrated Large Cap Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR317_08_T01_(04/26)

Columbia Integrated Small Cap Growth Fund
Semi-Annual Financial Statements and Additional Information
February 28, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Integrated Small Cap Growth Fund | 2026

Portfolio of Investments
February 28, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.3%
Issuer	Shares	Value ($)
Communication Services 3.9%
Diversified Telecommunication Services 1.5%
Bandwidth, Inc., Class A(a)	27,676	410,158
Interactive Media & Services 1.5%
EverQuote, Inc., Class A(a)	14,201	224,376
Yelp, Inc.(a)	9,525	212,312
Total		436,688
Media 0.9%
DoubleVerify Holdings, Inc.(a)	15,050	158,627
Gambling.com Group Ltd.(a)	20,511	89,428
Total		248,055
Total Communication Services		1,094,901
Consumer Discretionary 10.6%
Automobile Components 1.6%
Dorman Products, Inc.(a)	954	112,438
Motorcar Parts of America, Inc.(a)	4,052	41,898
XPEL, Inc.(a)	7,067	301,196
Total		455,532
Diversified Consumer Services 3.0%
American Public Education, Inc.(a)	3,878	177,690
Coursera, Inc.(a)	19,094	122,392
frontdoor, Inc.(a)	2,924	200,499
Udemy, Inc.(a)	27,582	138,737
Universal Technical Institute, Inc.(a)	6,039	218,612
Total		857,930
Hotels, Restaurants & Leisure 2.8%
Life Time Group Holdings, Inc.(a)	14,915	402,705
Rush Street Interactive, Inc.(a)	19,313	381,432
Total		784,137
Household Durables 0.4%
Sonos, Inc.(a)	6,827	105,136
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 2.8%
Abercrombie & Fitch Co., Class A(a)	2,833	277,067
Urban Outfitters, Inc.(a)	4,585	303,527
Warby Parker, Inc., Class A(a)	8,851	221,364
Total		801,958
Total Consumer Discretionary		3,004,693
Consumer Staples 0.5%
Food Products 0.5%
Vital Farms, Inc.(a)	6,118	129,029
Total Consumer Staples		129,029
Energy 3.7%
Energy Equipment & Services 3.3%
Helix Energy Solutions Group, Inc.(a)	27,681	254,388
Oceaneering International, Inc.(a)	1,590	56,445
Oil States International, Inc.(a)	10,373	135,783
Tidewater, Inc.(a)	5,966	473,820
Total		920,436
Oil, Gas & Consumable Fuels 0.4%
Riley Exploration Permian, Inc.	4,136	119,282
Total Energy		1,039,718
Financials 9.9%
Banks 2.1%
First Business Financial Services, Inc.	5,595	305,767
Orange County Bancorp, Inc.	8,800	292,248
Total		598,015
Capital Markets 2.0%
Acadian Asset Management, Inc.	7,040	379,174
BGC Group, Inc., Class A	20,281	193,075
Total		572,249
Consumer Finance 2.9%
Dave, Inc.(a)	843	162,927
FirstCash Holdings, Inc.	1,870	360,517
Regional Management Corp.	9,590	305,154
Total		828,598
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Small Cap Growth Fund  | 2026
3

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financial Services 2.3%
Flywire Corp.(a)	19,674	242,187
NMI Holdings, Inc., Class A(a)	2,182	85,774
Payoneer Global, Inc.(a)	34,501	149,044
Remitly Global, Inc.(a)	10,801	180,377
Total		657,382
Insurance 0.6%
Heritage Insurance Holdings, Inc.(a)	2,759	76,893
Skyward Specialty Insurance Group, Inc.(a)	1,963	91,221
Total		168,114
Total Financials		2,824,358
Health Care 25.4%
Biotechnology 13.3%
Absci Corp.(a)	5,437	14,897
ACADIA Pharmaceuticals, Inc.(a)	5,397	132,550
Annexon, Inc.(a)	17,889	100,178
Apogee Therapeutics, Inc.(a)	735	51,450
Arcellx, Inc.(a)	1,039	118,228
Arcutis Biotherapeutics, Inc.(a)	6,233	168,104
Biohaven Ltd.(a)	6,049	69,684
BridgeBio Pharma, Inc.(a)	6,560	436,109
Celcuity, Inc.(a)	1,058	118,189
CG Oncology, Inc.(a)	3,647	214,444
Cytokinetics, Inc.(a)	1,698	105,650
Ideaya Biosciences, Inc.(a)	2,641	85,040
Insmed, Inc.(a)	1,889	282,084
Janux Therapeutics, Inc.(a)	1,398	19,027
KalVista Pharmaceuticals, Inc.(a)	1,804	29,369
Krystal Biotech, Inc.(a)	509	140,301
Legend Biotech Corp., ADR(a)	2,518	47,842
Madrigal Pharmaceuticals, Inc.(a)	375	162,000
NewAmsterdam Pharma Co. NV(a)	2,782	98,650
Nuvalent, Inc., Class A(a)	1,481	150,988
Olema Pharmaceuticals, Inc.(a)	5,186	125,501
Prime Medicine, Inc.(a)	5,595	25,849
Revolution Medicines, Inc.(a)	3,139	320,241
Rhythm Pharmaceuticals, Inc.(a)	1,661	154,024
Scholar Rock Holding Corp.(a)	1,536	67,999
Common Stocks (continued)
Issuer	Shares	Value ($)
Soleno Therapeutics, Inc.(a)	1,045	40,828
Summit Therapeutics, Inc.(a)	1,701	28,220
Syndax Pharmaceuticals, Inc.(a)	4,632	100,561
Ultragenyx Pharmaceutical, Inc.(a)	2,043	47,786
Vaxcyte, Inc.(a)	3,204	197,815
Viking Therapeutics, Inc.(a)	3,603	121,925
Total		3,775,533
Health Care Equipment & Supplies 6.1%
AtriCure, Inc.(a)	10,150	317,289
AxoGen, Inc.(a)	7,334	232,708
Delcath Systems, Inc.(a)	11,288	100,463
Glaukos Corp.(a)	1,586	190,954
Haemonetics Corp.(a)	1,232	78,010
Inspire Medical Systems, Inc.(a)	1,746	112,635
iRhythm Holdings, Inc.(a)	643	86,001
Lantheus Holdings, Inc.(a)	2,711	203,081
Sanara MedTech, Inc.(a)	4,312	88,137
Tactile Systems Technology, Inc.(a)	11,388	333,555
Total		1,742,833
Health Care Providers & Services 3.7%
Alignment Healthcare, Inc.(a)	19,127	367,621
LifeStance Health Group, Inc.(a)	19,950	144,438
Progyny, Inc.(a)	13,946	246,705
Talkspace, Inc.(a)	10,774	51,930
Viemed Healthcare, Inc.(a)	26,324	229,019
Total		1,039,713
Health Care Technology 0.8%
Phreesia, Inc.(a)	19,634	242,087
Life Sciences Tools & Services 0.3%
Niagen Bioscience, Inc.(a)	17,034	86,022
Pharmaceuticals 1.2%
Axsome Therapeutics, Inc.(a)	1,052	172,413
Crinetics Pharmaceuticals, Inc.(a)	1,840	75,624
EyePoint, Inc.(a)	5,763	101,198
Total		349,235
Total Health Care		7,235,423
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Integrated Small Cap Growth Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 22.2%
Aerospace & Defense 3.4%
AAR Corp.(a)	2,279	267,030
Ducommun, Inc.(a)	1,628	201,205
Kratos Defense & Security Solutions, Inc.(a)	5,909	509,238
Total		977,473
Commercial Services & Supplies 1.2%
Brink’s Co. (The)	1,601	186,949
MillerKnoll, Inc.	7,700	155,078
Total		342,027
Construction & Engineering 5.8%
Argan, Inc.	432	194,940
Bowman Consulting Group Ltd.(a)	10,519	352,807
Dycom Industries, Inc.(a)	1,375	577,528
Primoris Services Corp.	3,023	455,627
Tutor Perini Corp.	979	73,787
Total		1,654,689
Electrical Equipment 6.0%
American Superconductor Corp.(a)	5,842	190,332
Amprius Technologies, Inc.(a)	7,394	79,338
Bloom Energy Corp., Class A(a)	5,759	896,503
Nextpower, Inc., Class A(a)	5,020	527,602
Total		1,693,775
Machinery 2.5%
SPX Technologies, Inc.(a)	2,385	541,252
Tennant Co.	1,711	104,422
Twin Disc, Inc.	4,149	75,470
Total		721,144
Professional Services 2.3%
ExlService Holdings, Inc.(a)	935	29,219
Legalzoom.com, Inc.(a)	15,697	110,350
Planet Labs PBC(a)	10,350	249,849
Upwork, Inc.(a)	20,242	271,647
Total		661,065
Trading Companies & Distributors 1.0%
DNOW, Inc.(a)	23,015	271,117
Total Industrials		6,321,290
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 17.0%
Communications Equipment 1.6%
Calix, Inc.(a)	2,154	111,513
Harmonic, Inc.(a)	32,264	342,966
Total		454,479
Electronic Equipment, Instruments & Components 3.3%
Fabrinet(a)	1,177	642,207
Itron, Inc.(a)	715	67,174
Ouster, Inc.(a)	12,778	242,143
Total		951,524
IT Services 0.6%
Backblaze, Inc., Class A(a)	24,850	93,436
Grid Dynamics Holdings, Inc.(a)	10,700	72,225
Total		165,661
Semiconductors & Semiconductor Equipment 3.7%
Ambarella, Inc.(a)	1,330	80,252
Credo Technology Group Holding Ltd.(a)	4,826	541,815
Formfactor, Inc.(a)	1,810	178,973
Rambus, Inc.(a)	773	77,037
SiTime Corp.(a)	465	185,014
Total		1,063,091
Software 7.8%
Appian Corp.(a)	6,083	162,234
Clear Secure, Inc., Class A	9,824	477,839
D-Wave Quantum, Inc.(a)	4,016	75,420
Freshworks, Inc., Class A(a)	31,007	242,475
Intapp, Inc.(a)	1,936	43,424
LiveRamp Holdings, Inc.(a)	12,593	342,152
Pagaya Technologies Ltd., Class A(a)	3,861	43,205
Pagerduty, Inc.(a)	29,206	206,194
Sprinklr, Inc., Class A(a)	25,547	148,684
Sprout Social, Inc., Class A(a)	20,049	129,316
Tenable Holdings, Inc.(a)	6,855	131,822
Viant Technology, Inc., Class A(a)	20,204	204,666
Total		2,207,431
Total Information Technology		4,842,186
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Small Cap Growth Fund  | 2026
5

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 3.8%
Metals & Mining 3.8%
Coeur Mining, Inc.(a)	20,966	569,227
Kaiser Aluminum Corp.	1,682	218,896
SSR Mining, Inc.(a)	9,237	297,339
Total		1,085,462
Total Materials		1,085,462
Real Estate 1.3%
Health Care REITs 0.5%
Strawberry Fields REIT, Inc.	10,915	139,712
Retail REITs 0.2%
Tanger, Inc.	1,642	60,852
Specialized REITs 0.6%
Outfront Media, Inc.	6,017	173,350
Total Real Estate		373,914
Total Common Stocks (Cost $23,463,017)		27,950,974

Rights 0.0%
Issuer	Shares	Value ($)
Health Care 0.0%
Biotechnology 0.0%
Metsera, Inc., CVR(a),(b),(c)	1,293	5,818
Total Health Care		5,818
Total Rights (Cost $3,714)		5,818

Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.777%(d),(e)	507,686	507,585
Total Money Market Funds (Cost $507,516)		507,585
Total Investments in Securities (Cost: $23,974,247)		28,464,377
Other Assets & Liabilities, Net		(17,316)
Net Assets		28,447,061
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At February 28, 2026, the total market value of these securities amounted to $5,818, which represents 0.02% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Metsera, Inc., CVR	07/14/2025-11/11/2025	1,293	3,714	5,818

(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at February 28, 2026.
(e)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.777%
	334,573	7,153,337	(6,980,393)	68	507,585	(91)	9,995	507,686
Abbreviation Legend
ADR	American Depositary Receipt
CVR	Contingent Value Rights
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Integrated Small Cap Growth Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	1,094,901	—	—	1,094,901
Consumer Discretionary	3,004,693	—	—	3,004,693
Consumer Staples	129,029	—	—	129,029
Energy	1,039,718	—	—	1,039,718
Financials	2,824,358	—	—	2,824,358
Health Care	7,235,423	—	—	7,235,423
Industrials	6,321,290	—	—	6,321,290
Information Technology	4,842,186	—	—	4,842,186
Materials	1,085,462	—	—	1,085,462
Real Estate	373,914	—	—	373,914
Total Common Stocks	27,950,974	—	—	27,950,974
Rights	—	—	5,818	5,818
Money Market Funds	507,585	—	—	507,585
Total Investments in Securities	28,458,559	—	5,818	28,464,377
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Small Cap Growth Fund  | 2026
7

Statement of Assets and Liabilities
February 28, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $23,466,731)	$27,956,792
Affiliated issuers (cost $507,516)	507,585
Receivable for:
Capital shares sold	77
Dividends	8,915
Expense reimbursement due from Investment Manager	361
Prepaid expenses	1,122
Other assets	16,755
Total assets	28,491,607
Liabilities
Payable for:
Capital shares redeemed	345
Management services fees	675
Distribution and/or service fees	124
Transfer agent fees	2,809
Compensation of chief compliance officer	2
Accounting services fees	16,079
Legal fees	3,930
Compensation of board members	963
Other expenses	2,174
Deferred compensation of board members	17,445
Total liabilities	44,546
Net assets applicable to outstanding capital stock	$28,447,061
Represented by
Paid in capital	22,373,273
Total distributable earnings (loss)	6,073,788
Total - representing net assets applicable to outstanding capital stock	$28,447,061
Class A
Net assets	$21,084,451
Shares outstanding	1,595,026
Net asset value per share	$13.22
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$14.03
Institutional Class
Net assets	$7,362,610
Shares outstanding	480,719
Net asset value per share	$15.32
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Integrated Small Cap Growth Fund  | 2026

Statement of Operations
Six Months Ended February 28, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$29,730
Dividends — affiliated issuers	9,995
Total income	39,725
Expenses:
Management services fees	118,478
Distribution and/or service fees
Class A	21,848
Transfer agent fees
Class A	17,214
Institutional Class	5,293
Custodian fees	3,068
Printing and postage fees	6,742
Registration fees	22,248
Accounting services fees	16,079
Legal fees	8,566
Compensation of chief compliance officer	2
Compensation of board members	5,619
Deferred compensation of board members	2,949
Other	3,165
Total expenses	231,271
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(71,148)
Expense reduction	(284)
Total net expenses	159,839
Net investment loss	(120,114)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	2,701,239
Investments — affiliated issuers	(91)
Net realized gain	2,701,148
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(568,932)
Investments — affiliated issuers	68
Net change in unrealized appreciation (depreciation)	(568,864)
Net realized and unrealized gain	2,132,284
Net increase in net assets resulting from operations	$2,012,170
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Small Cap Growth Fund  | 2026
9

Statement of Changes in Net Assets

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
Operations
Net investment loss	$(120,114)	$(189,742)
Net realized gain	2,701,148	4,388,999
Net change in unrealized appreciation (depreciation)	(568,864)	(231,450)
Net increase in net assets resulting from operations	2,012,170	3,967,807
Distributions to shareholders
Net investment income and net realized gains
Class A	(3,606,674)	(2,742,518)
Institutional Class	(861,058)	(475,241)
Total distributions to shareholders	(4,467,732)	(3,217,759)
Increase in net assets from capital stock activity	6,472,930	597,904
Total increase in net assets	4,017,368	1,347,952
Net assets at beginning of period	24,429,693	23,081,741
Net assets at end of period	$28,447,061	$24,429,693
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Integrated Small Cap Growth Fund  | 2026

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	February 28, 2026 (Unaudited)		August 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	41,100	593,279	21,746	300,279
Distributions reinvested	264,913	3,573,685	191,927	2,715,770
Shares redeemed	(142,909)	(2,064,923)	(178,064)	(2,403,706)
Net increase	163,104	2,102,041	35,609	612,343
Advisor Class
Shares sold	—	—	129	3,233
Shares redeemed	—	—	(178,810)	(3,149,957)
Net decrease	—	—	(178,681)	(3,146,724)
Institutional Class
Shares sold	406,733	6,723,350	217,769	3,871,430
Distributions reinvested	55,019	859,943	29,604	473,954
Shares redeemed	(184,439)	(3,212,404)	(78,856)	(1,213,099)
Net increase	277,313	4,370,889	168,517	3,132,285
Total net increase	440,417	6,472,930	25,445	597,904
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Small Cap Growth Fund  | 2026
11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2022 and thereafter, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 2/28/2026 (Unaudited)	$14.69	(0.07)	1.22	1.15	(2.62)	(2.62)
Year Ended 8/31/2025	$14.14	(0.12)	2.69	2.57	(2.02)	(2.02)
Year Ended 8/31/2024	$12.09	(0.07)	2.12	2.05	—	—
Year Ended 8/31/2023	$11.71	(0.06)	1.04	0.98	(0.60)	(0.60)
Year Ended 8/31/2022(e)	$23.20	(0.12)	(4.08)	(4.20)	(7.29)	(7.29)
Year Ended 8/31/2021(g)	$16.64	(0.19)	7.48	7.29	(0.73)	(0.73)
Institutional Class
Six Months Ended 2/28/2026 (Unaudited)	$16.66	(0.06)	1.38	1.32	(2.66)	(2.66)
Year Ended 8/31/2025	$15.76	(0.10)	3.02	2.92	(2.02)	(2.02)
Year Ended 8/31/2024	$13.47	(0.04)	2.33	2.29	—	—
Year Ended 8/31/2023	$12.94	(0.04)	1.17	1.13	(0.60)	(0.60)
Year Ended 8/31/2022(h)	$14.46	(0.04)	(1.48)	(1.52)	—	—

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)
Total net expenses include the impact of certain fee waivers/expense reimbursements made by BMO Asset Management Corp, and certain of its affiliates, if applicable, for the account periods prior to the closing of the Reorganization, which occurred on January 21, 2022.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Redemption fees consisted of per share amounts less than $0.01.
(f)	Ratios include interfund lending expense which is less than 0.01%.
(g)	Net investment income (loss) per share calculated using the average shares method.
(h)	Institutional Class shares commenced operations on January 26, 2022. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Integrated Small Cap Growth Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b),(c)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/28/2026 (Unaudited)	$13.22	7.50%	1.71%	1.20% (d)	(0.91% )	54%	$21,084
Year Ended 8/31/2025	$14.69	18.73%	1.86%	1.21% (d)	(0.86% )	78%	$21,042
Year Ended 8/31/2024	$14.14	16.96%	1.71%	1.21% (d)	(0.56% )	58%	$19,746
Year Ended 8/31/2023	$12.09	8.89%	1.65%	1.19% (d)	(0.52% )	58%	$21,070
Year Ended 8/31/2022 (e)	$11.71	(24.43% )	1.60% (f)	1.22% (f)	(0.78% )	54%	$21,895
Year Ended 8/31/2021 (g)	$23.20	44.85%	1.35%	1.24%	(0.86% )	62%	$33,873
Institutional Class
Six Months Ended 2/28/2026 (Unaudited)	$15.32	7.58%	1.51%	0.99% (d)	(0.70% )	54%	$7,363
Year Ended 8/31/2025	$16.66	19.06%	1.61%	0.99% (d)	(0.66% )	78%	$3,388
Year Ended 8/31/2024	$15.76	17.00%	1.48%	0.99% (d)	(0.28% )	58%	$550
Year Ended 8/31/2023	$13.47	9.21%	1.46%	0.99% (d)	(0.32% )	58%	$30,639
Year Ended 8/31/2022 (h)	$12.94	(10.51% )	1.45%	0.98%	(0.58% )	54%	$34,566
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Small Cap Growth Fund  | 2026
13

Notes to Financial Statements
February 28, 2026 (Unaudited)
Note 1. Organization
Columbia Integrated Small Cap Growth Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency
14
Columbia Integrated Small Cap Growth Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Integrated Small Cap Growth Fund  | 2026
15

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.85% to 0.73% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2026 was 0.85% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
16
Columbia Integrated Small Cap Growth Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the six months ended February 28, 2026, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.16
Institutional Class	0.16
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2026, these minimum account balance fees reduced total expenses of the Fund by $284.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares. The Fund pays the distribution and/or shareholder services fees for Class A up to the point where the Distributor’s expenses are fully recovered.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended February 28, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	4,679

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

The Fund’s other share classes are not subject to sales charges.
Columbia Integrated Small Cap Growth Fund  | 2026
17

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through December 31, 2026 (%)
Class A	1.24
Institutional Class	0.99
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
23,974,000	7,425,000	(2,935,000)	4,490,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $16,446,313 and $14,751,923, respectively, for the six months ended February 28, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
18
Columbia Integrated Small Cap Growth Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended February 28, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended February 28, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances,
Columbia Integrated Small Cap Growth Fund  | 2026
19

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At February 28, 2026, one unaffiliated shareholder of record owned 30.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
20
Columbia Integrated Small Cap Growth Fund  | 2026

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Columbia Integrated Small Cap Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR318_08_T01_(04/26)

Columbia Ultra Short Duration Municipal Bond Fund
Semi-Annual Financial Statements and Additional Information
February 28, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Ultra Short Duration Municipal Bond Fund | 2026

Portfolio of Investments
February 28, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 3.3%
Issue Description	Yield	Principal Amount ($)	Value ($)
New York 3.3%
City of New York(a),(b)
Unlimited General Obligation Bonds
Series 2016 (Landesbank Hessen-Thüringen)
08/01/2044	1.900%	1,000,000	1,000,000
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2016 (JPMorgan Chase Bank)
02/01/2045	1.900%	300,000	300,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013DD-2 (JPMorgan Chase Bank)
06/15/2043	1.900%	1,375,000	1,375,000
Total			2,675,000
Total Floating Rate Notes (Cost $2,675,000)			2,675,000

Municipal Bonds 78.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 2.7%
Black Belt Energy Gas District
Revenue Bonds
Series 2024C (Mandatory Put 07/01/31)
05/01/2055	5.000%	1,000,000	1,084,127
Southeast Energy Authority A Cooperative District
Series 2025E
10/01/2030	5.000%	1,000,000	1,089,821
Total			2,173,948
Arizona 2.3%
Arizona Board of Regents(c)
Refunding Revenue Bonds
Arizona State University
Series 2026
07/01/2028	5.000%	345,000	367,140
Chandler Industrial Development Authority(d)
Revenue Bonds
Intel Corp. Project
Series 2022 (Mandatory Put 09/01/27)
09/01/2052	5.000%	1,000,000	1,021,203
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Phoenix Civic Improvement Corp.(d)
Revenue Bonds
Series 2017A
07/01/2026	5.000%	500,000	504,048
Total			1,892,391
California 6.0%
City of Los Angeles Department of Airports(d)
Refunding Revenue Bonds
Los Angeles International Airport
Subordinated Series 2022
05/15/2029	5.000%	1,415,000	1,530,032
Los Angeles Department of Water & Power
Refunding Revenue Bonds
Series 2026D
07/01/2027	5.000%	1,000,000	1,037,423
Los Angeles Department of Water & Power Water System
Refunding Revenue Bonds
Series 2025C
07/01/2028	5.000%	310,000	329,183
San Francisco City & County Airport Commission(d)
Refunding Revenue Bonds
Second Series 2018
05/01/2027	5.000%	1,000,000	1,027,806
William S Hart Union High School District(e)
Unlimited General Obligation Bonds
2001 Election
Series 2005B (AGM)
09/01/2026	0.000%	1,000,000	988,017
Total			4,912,461
Colorado 5.6%
Adams & Arapahoe Joint School District 28J Aurora
Unlimited General Obligation Bonds
Series 2025
12/01/2026	5.500%	1,000,000	1,025,552
City & County of Denver Airport System(d)
Revenue Bonds
Subordinated Series 2023
11/15/2027	5.000%	1,000,000	1,042,161
Colorado Housing and Finance Authority
Revenue Bonds
Multi-Family Project Bond
Series 2024I
10/01/2027	3.100%	2,000,000	2,017,712
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Duration Municipal Bond Fund  | 2026
3

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
E-470 Public Highway Authority(f)
Refunding Revenue Bonds
Series 2024B (Mandatory Put 09/01/26)
0.7 x SOFR + 0.750% 09/01/2039	3.209%	500,000	499,317
Total			4,584,742
Connecticut 1.6%
State of Connecticut Special Tax Revenue
Refunding Revenue Bonds
Transportation Infrastructure
Series 2025
07/01/2027	5.000%	1,250,000	1,298,036
District of Columbia 1.6%
District of Columbia(c)
Unlimited General Obligation Bonds
Series 2026A
06/01/2028	5.000%	250,000	266,071
Metropolitan Washington Airports Authority Aviation(d)
Refunding Revenue Bonds
Series 2024A
10/01/2026	5.000%	1,000,000	1,015,434
Total			1,281,505
Florida 4.8%
Brevard County Health Facilities Authority
Refunding Revenue Bonds
Health First Obligated Group
Series 2024
04/01/2028	5.000%	750,000	789,942
County of Broward Airport System(d)
Revenue Bonds
Series 2019G (AMBAC)
10/01/2027	5.000%	1,000,000	1,037,775
Greater Orlando Aviation Authority(d)
Prerefunded 10/01/27 Revenue Bonds
Subordinated Series 2017A
10/01/2030	5.000%	1,000,000	1,038,376
Miami-Dade County Housing Finance Authority
Revenue Bonds
St. Mary Towers Apartments
Series 2024 (FHA HUD) (Mandatory Put 10/01/26)
04/01/2041	3.400%	1,000,000	1,000,417
Total			3,866,510
Illinois 1.2%
State of Illinois
Unlimited General Obligation Refunding Bonds
Series 2022B
03/01/2026	5.000%	1,000,000	1,000,120
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Iowa 1.2%
Guthrie County Hospital
Revenue Bonds
BAN Series 2026
02/01/2029	4.500%	1,000,000	1,010,270
Kentucky 1.3%
Kentucky Public Energy Authority(b)
Refunding Revenue Bonds
Series 2025A (Mandatory Put 12/01/29)
06/01/2055	5.250%	1,000,000	1,080,780
Maryland 2.6%
State of Maryland
Unlimited General Obligation Refunding Bonds
Series 2025B
08/01/2028	5.000%	2,000,000	2,137,708
Massachusetts 1.6%
City of Quincy
Limited General Obligation Notes
BAN Series 2025
07/24/2026	5.000%	985,000	995,112
Massachusetts Housing Finance Agency
Revenue Bonds
Sustainable Bonds
Series 2025C-3
12/01/2029	3.100%	325,000	328,227
Total			1,323,339
Minnesota 2.4%
State of Minnesota
Unlimited General Obligation Bonds
Series 2021A
09/01/2028	5.000%	1,815,000	1,940,512
Missouri 1.3%
City of St. Louis Airport(d)
Refunding Revenue Bonds
Series 2017B (AGM)
07/01/2027	5.000%	1,005,000	1,036,894
Nevada 1.3%
County of Clark Department of Aviation(d)
Refunding Revenue Bonds
Junior Subordinated Series 2021B
07/01/2027	5.000%	1,000,000	1,032,800
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Ultra Short Duration Municipal Bond Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Hampshire 0.9%
New Hampshire Health and Education Facilities Authority Act
Refunding Revenue Bonds
Series 2024B (Mandatory Put 08/03/27)
06/01/2040	3.300%	750,000	755,440
New Jersey 3.7%
Camden County Improvement Authority (The)
Revenue Bonds
Northgate I Apartment Project
Series 2024 (FHA) (Mandatory Put 03/01/26)
03/01/2027	5.000%	975,000	975,000
Monmouth County Improvement Authority (The)(c)
Revenue Notes
Governmental Pooled Loan Project
Series 2026
03/12/2027	4.000%	1,000,000	1,017,396
New Jersey Housing & Mortgage Finance Agency
Revenue Bonds
Subordinated Series 2025D-2
11/01/2026	2.850%	1,000,000	1,002,918
Total			2,995,314
New York 6.6%
Lowville Academy Central School District
Unlimited General Obligation Notes
RANS
Series 2025
10/07/2026	4.000%	500,000	503,006
New York City Transitional Finance Authority
Refunding Revenue Bonds
Future Tax Secured
Subordinated Series 2024
11/01/2027	5.000%	750,000	786,449
New York State Housing Finance Agency
Revenue Bonds
Sustainable Bonds
Series 2025E (Mandatory Put 05/01/30)
11/01/2065	3.150%	1,000,000	1,008,098
Port Authority of New York & New Jersey(d)
Refunding Revenue Bonds
Series 2024-246
09/01/2026	5.000%	2,000,000	2,024,261
Town of Lloyd
Limited General Obligation Notes
BAN Series 2026
02/05/2027	3.750%	1,000,000	1,006,273
Total			5,328,087
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina 1.2%
Cumberland County Industrial Facilities & Pollution Control Financing Authority(b),(d)
Revenue Bonds
Project Aero
Series 2025 (Mandatory Put 12/01/26)
12/01/2027	3.125%	1,000,000	1,000,760
Ohio 0.9%
Ohio Higher Educational Facility Commission
Refunding Revenue Bonds
Xavier University 2020 Project
Series 2020
05/01/2027	5.000%	735,000	752,027
Pennsylvania 3.9%
Commonwealth of Pennsylvania
Unlimited General Obligation Bonds
Series 2026
04/01/2028	5.000%	1,000,000	1,058,196
04/01/2029	5.000%	1,000,000	1,084,414
Pennsylvania Economic Development Financing Authority(d)
Revenue Bonds
Republic Services
Series 2019 (Mandatory Put 04/15/26)
04/01/2034	3.250%	1,000,000	1,000,175
Total			3,142,785
Rhode Island 1.3%
Rhode Island Student Loan Authority(d)
Revenue Bonds
Series 2020A
12/01/2027	5.000%	1,000,000	1,035,442
Tennessee 1.3%
Tennessee Energy Acquisition Corp.
Refunding Revenue Bonds
Gas Project
Series 2023A-1 (Mandatory Put 05/01/28)
05/01/2053	5.000%	1,000,000	1,044,477
Texas 13.6%
Board of Regents of the University of Texas System
Revenue Bonds
Series 2025A
08/15/2028	5.000%	1,000,000	1,068,459
Clifton Higher Education Finance Corp.
Refunding Revenue Bonds
IDEA Public Schools
Series 2024
08/15/2027	5.000%	830,000	860,625
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Duration Municipal Bond Fund  | 2026
5

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Cypress-Fairbanks Independent School District
Unlimited General Obligation Refunding Bonds
Series 2026
02/15/2028	5.000%	800,000	844,825
Dallas County Utility & Reclamation District
Unlimited General Obligation Refunding Bonds
Series 2016
02/15/2028	5.000%	895,000	938,294
Fort Bend Independent School District
Unlimited General Obligation Refunding Bonds
Series 2025A
08/15/2026	5.000%	525,000	531,803
Fort Worth Independent School District
Unlimited General Obligation Bonds
Series 2021A
02/15/2029	5.000%	1,400,000	1,513,144
Frisco Independent School District
Unlimited General Obligation Refunding Bonds
Series 2025A
02/15/2028	5.000%	500,000	527,819
Lower Colorado River Authority
Revenue Bonds
LCRA Transmission Services Corp. Project
Series 2025
05/15/2028	5.000%	1,000,000	1,060,245
Manor Housing Public Facility Corp.
Revenue Bonds
Tower Road Apartments
Series 2024 (FHA HUD) (Mandatory Put 05/01/28)
11/01/2042	3.400%	1,000,000	1,011,982
North Texas Municipal Water District Water System
Refunding Revenue Bonds
Series 2025
09/01/2027	5.000%	150,000	156,493
Pasadena Independent School District
Unlimited General Obligation Refunding Bonds
Series 2023B
02/15/2027	5.000%	1,250,000	1,283,967
State of Texas
Unlimited General Obligation Refunding Bonds
Series 2025
10/01/2029	5.000%	500,000	550,072
Texas Home Collaborative
Revenue Bonds
1518 Apartments
Series 2023 (FHA) (Mandatory Put 10/01/26)
10/01/2041	5.000%	750,000	753,543
Total			11,101,271
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia 3.9%
Fairfax County Redevelopment & Housing Authority(b)
Revenue Bonds
Dominion Square North Project
Series 2023 (Mandatory Put 01/01/28)
01/01/2045	5.000%	2,000,000	2,060,634
Virginia Port Authority(d)
Refunding Revenue Bonds
Series 2016B Escrowed to Maturity
07/01/2026	5.000%	1,100,000	1,108,313
Total			3,168,947
Washington 1.5%
Port of Seattle(d)
Revenue Bonds
Series 2025B
10/01/2028	5.000%	250,000	266,179
State of Washington(e)
Unlimited General Obligation Bonds
Series 2007E
12/01/2027	0.000%	1,000,000	960,693
Total			1,226,872
Wisconsin 1.9%
State of Wisconsin
Unlimited General Obligation Refunding Bonds
Series 2024-2
05/01/2027	5.000%	1,500,000	1,550,490
Total Municipal Bonds (Cost $63,244,163)			63,673,928

Municipal Short Term 13.6%
Issue Description	Yield	Principal Amount ($)	Value ($)
California 1.0%
City of Los Angeles
Revenue Notes
Series 2025
06/25/2026	2.260%	800,000	806,951
Colorado 1.1%
Colorado State Education Loan Program
Revenue Notes
Series 2025
06/30/2026	2.350%	870,000	877,630
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Ultra Short Duration Municipal Bond Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Municipal Short Term (continued)
Issue Description	Yield	Principal Amount ($)	Value ($)
Indiana 0.1%
Indiana Finance Authority(b),(d)
Revenue Bonds
Republic Services, Inc. Project
Series 2012 (Mandatory Put 03/02/26)
05/01/2028	3.450%	125,000	125,000
Massachusetts 2.0%
City of Fall River
Limited General Obligation Notes
Series 2026
01/29/2027	2.440%	1,583,000	1,605,172
Mississippi 1.2%
Mississippi Business Finance Corp.(d)
Revenue Bonds
Waste Management, Inc. Project
Series 2019
03/01/2027	3.170%	1,000,000	1,010,674
New Jersey 1.2%
City of Newark
Limited General Obligation Notes
BAN Series 2025
05/07/2026	2.880%	1,000,000	1,002,924
New York 3.5%
Frankfort-Schuyler Central School District
Unlimited General Obligation Notes
Series 2026
07/31/2026	3.020%	1,000,000	1,004,066
Town of Potsdam
Limited General Obligation Notes
Series 2025
07/23/2026	2.970%	835,000	838,199
Municipal Short Term (continued)
Issue Description	Yield	Principal Amount ($)	Value ($)
Village of Bergen
Unlimited General Obligation Notes
Series 2025
08/27/2026	2.960%	1,000,000	1,004,822
Total			2,847,087
Ohio 1.6%
Olentangy Local School District(c)
Unlimited General Obligation Bonds
Series 2026
12/01/2026	2.130%	1,300,000	1,327,963
Wisconsin 1.9%
PMA Levy & Aid Anticipation Notes Program
Revenue Bonds
Series 2025
09/24/2026	2.640%	1,500,000	1,519,633
Total Municipal Short Term (Cost $11,105,111)			11,123,034

Money Market Funds 7.6%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 1.722%(g)	6,173,535	6,174,153
Total Money Market Funds (Cost $6,173,535)		6,174,153
Total Investments in Securities (Cost $83,197,809)		83,646,115
Other Assets & Liabilities, Net		(2,238,586)
Net Assets		$81,407,529
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of February 28, 2026.

(c)	Represents a security purchased on a when-issued basis.
(d)	Income from this security may be subject to alternative minimum tax.
(e)	Zero coupon bond.
(f)	Variable rate security. The interest rate shown was the current rate as of February 28, 2026.
(g)	The rate shown is the seven-day current annualized yield at February 28, 2026.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Duration Municipal Bond Fund  | 2026
7

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAN	Bond Anticipation Note
FHA	Federal Housing Authority
HUD	U.S. Department of Housing and Urban Development
SOFR	Secured Overnight Financing Rate
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	2,675,000	—	2,675,000
Municipal Bonds	—	63,673,928	—	63,673,928
Municipal Short Term	—	11,123,034	—	11,123,034
Money Market Funds	6,174,153	—	—	6,174,153
Total Investments in Securities	6,174,153	77,471,962	—	83,646,115
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Ultra Short Duration Municipal Bond Fund  | 2026

Statement of Assets and Liabilities
February 28, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $83,197,809)	$83,646,115
Receivable for:
Capital shares sold	152,127
Dividends	9,362
Interest	894,320
Expense reimbursement due from Investment Manager	300
Prepaid expenses	1,169
Other assets	15,231
Total assets	84,718,624
Liabilities
Due to custodian	7,888
Payable for:
Investments purchased on a delayed delivery basis	2,976,734
Capital shares redeemed	127,298
Distributions to shareholders	153,999
Management services fees	468
Distribution and/or service fees	16
Transfer agent fees	5,533
Compensation of chief compliance officer	5
Compensation of board members	1,009
Other expenses	17,936
Deferred compensation of board members	20,209
Total liabilities	3,311,095
Net assets applicable to outstanding capital stock	$81,407,529
Represented by
Paid in capital	83,899,950
Total distributable earnings (loss)	(2,492,421)
Total - representing net assets applicable to outstanding capital stock	$81,407,529
Class A
Net assets	$4,074,970
Shares outstanding	405,180
Net asset value per share	$10.06
Institutional Class
Net assets	$77,332,559
Shares outstanding	7,684,685
Net asset value per share	$10.06
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Duration Municipal Bond Fund  | 2026
9

Statement of Operations
Six Months Ended February 28, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$55,219
Interest	982,739
Total income	1,037,958
Expenses:
Management services fees	71,334
Distribution and/or service fees
Class A	3,475
Transfer agent fees
Class A	2,233
Institutional Class	30,424
Custodian fees	684
Printing and postage fees	5,575
Registration fees	23,910
Accounting services fees	16,079
Legal fees	8,873
Compensation of chief compliance officer	5
Compensation of board members	5,821
Deferred compensation of board members	3,271
Other	3,417
Total expenses	175,101
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(62,907)
Expense reduction	(20)
Total net expenses	112,174
Net investment income	925,784
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(32,470)
Net realized loss	(32,470)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	198,062
Net change in unrealized appreciation (depreciation)	198,062
Net realized and unrealized gain	165,592
Net increase in net assets resulting from operations	$1,091,376
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Ultra Short Duration Municipal Bond Fund  | 2026

Statement of Changes in Net Assets

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
Operations
Net investment income	$925,784	$2,261,597
Net realized gain (loss)	(32,470)	96,286
Net change in unrealized appreciation (depreciation)	198,062	(79,166)
Net increase in net assets resulting from operations	1,091,376	2,278,717
Distributions to shareholders
Net investment income and net realized gains
Class A	(59,923)	(114,864)
Advisor Class	—	(568,935)
Institutional Class	(864,068)	(1,648,465)
Total distributions to shareholders	(923,991)	(2,332,264)
Increase (decrease) in net assets from capital stock activity	12,849,807	(18,723,796)
Total increase (decrease) in net assets	13,017,192	(18,777,343)
Net assets at beginning of period	68,390,337	87,167,680
Net assets at end of period	$81,407,529	$68,390,337

	Six Months Ended		Year Ended
	February 28, 2026 (Unaudited)		August 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	154,354	1,548,108	144,437	1,445,089
Distributions reinvested	5,963	59,782	11,476	114,863
Shares redeemed	(205,376)	(2,061,873)	(52,190)	(522,215)
Net increase (decrease)	(45,059)	(453,983)	103,723	1,037,737
Advisor Class
Shares sold	—	—	127,381	1,274,573
Distributions reinvested	—	—	38,695	387,130
Shares redeemed	—	—	(8,262,916)	(82,587,579)
Net decrease	—	—	(8,096,840)	(80,925,876)
Institutional Class
Shares sold	2,961,325	29,728,826	8,510,223	85,195,442
Distributions reinvested	77,344	775,785	146,235	1,463,951
Shares redeemed	(1,715,430)	(17,200,821)	(2,546,767)	(25,495,050)
Net increase	1,323,239	13,303,790	6,109,691	61,164,343
Total net increase (decrease)	1,278,180	12,849,807	(1,883,426)	(18,723,796)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Duration Municipal Bond Fund  | 2026
11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2022 and thereafter, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 2/28/2026 (Unaudited)	$10.04	0.13	0.02	0.15	(0.13)	(0.13)
Year Ended 8/31/2025	$10.04	0.29	0.01	0.30	(0.30)	(0.30)
Year Ended 8/31/2024	$9.97	0.28	0.09	0.37	(0.30)	(0.30)
Year Ended 8/31/2023	$9.98	0.20	0.00	0.20	(0.21)	(0.21)
Year Ended 8/31/2022	$10.11	0.06	(0.13)	(0.07)	(0.06)	(0.06)
Year Ended 8/31/2021(g)	$10.09	0.04	0.02	0.06	(0.04)	(0.04)
Institutional Class
Six Months Ended 2/28/2026 (Unaudited)	$10.04	0.14	0.02	0.16	(0.14)	(0.14)
Year Ended 8/31/2025	$10.04	0.30	0.01	0.31	(0.31)	(0.31)
Year Ended 8/31/2024	$9.97	0.30	0.08	0.38	(0.31)	(0.31)
Year Ended 8/31/2023	$9.98	0.22	(0.01)(h)	0.21	(0.22)	(0.22)
Year Ended 8/31/2022(i)	$10.07	0.07	(0.10)	(0.03)	(0.06)	(0.06)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)
Total net expenses include the impact of certain fee waivers/expense reimbursements made by BMO Asset Management Corp, and certain of its affiliates, if applicable, for the account periods prior to the closing of the Reorganization, which occurred on January 21, 2022.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
(g)	Net investment income (loss) per share calculated using the average shares method.
(h)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

(i)	Institutional Class shares commenced operations on January 26, 2022. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Ultra Short Duration Municipal Bond Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b),(c)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/28/2026 (Unaudited)	$10.06	1.50%	0.66%	0.47% (d)	2.58%	46%	$4,075
Year Ended 8/31/2025	$10.04	3.04%	0.63%	0.45% (d)	2.92%	38%	$4,518
Year Ended 8/31/2024	$10.04	3.75%	0.55% (e)	0.47% (d),(e)	2.85%	36%	$3,478
Year Ended 8/31/2023	$9.97	2.03%	0.50% (e)	0.48% (d),(e)	2.02%	82%	$4,224
Year Ended 8/31/2022	$9.98	(0.74% )	0.56% (e),(f)	0.48% (e),(f)	0.57%	104%	$8,199
Year Ended 8/31/2021 (g)	$10.11	0.59%	0.64%	0.55%	0.40%	137%	$11,463
Institutional Class
Six Months Ended 2/28/2026 (Unaudited)	$10.06	1.58%	0.50%	0.32% (d)	2.74%	46%	$77,333
Year Ended 8/31/2025	$10.04	3.18%	0.50%	0.32% (d)	3.02%	38%	$63,872
Year Ended 8/31/2024	$10.04	3.89%	0.41% (e)	0.33% (d),(e)	3.03%	36%	$2,527
Year Ended 8/31/2023	$9.97	2.17%	0.35% (e)	0.35% (d),(e)	2.24%	82%	$753
Year Ended 8/31/2022 (i)	$9.98	(0.33% )	0.31% (e),(f)	0.27% (e),(f)	1.14%	104%	$1,254
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Duration Municipal Bond Fund  | 2026
13

Notes to Financial Statements
February 28, 2026 (Unaudited)
Note 1. Organization
Columbia Ultra Short Duration Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
14
Columbia Ultra Short Duration Municipal Bond Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Columbia Ultra Short Duration Municipal Bond Fund  | 2026
15

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to 0.21% of the Fund’s daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
16
Columbia Ultra Short Duration Municipal Bond Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the six months ended February 28, 2026, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.10
Institutional Class	0.10
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2026, these minimum account balance fees reduced total expenses of the Fund by $20.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, a distribution and shareholder service plan (the Plan) applicable to Class A shares, which sets the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plan, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.15% of the average daily net assets attributable to Class A shares of the Fund. The Fund pays the distribution and/or shareholder services fees for Class A up to the point where the Distributor’s expenses are fully recovered.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, including indirect expenses of the
Columbia Ultra Short Duration Municipal Bond Fund  | 2026
17

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
underlying funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through December 31, 2026 (%)
Class A	0.47
Institutional Class	0.32
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
83,198,000	463,000	(15,000)	448,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at August 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(1,034,067)	(1,941,773)	(2,975,840)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $37,006,758 and $27,120,440, respectively, for the six months ended February 28, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
18
Columbia Ultra Short Duration Municipal Bond Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended February 28, 2026.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended February 28, 2026.
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Columbia Ultra Short Duration Municipal Bond Fund  | 2026
19

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Shareholder concentration risk
At February 28, 2026, one unaffiliated shareholder of record owned 71.6% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
20
Columbia Ultra Short Duration Municipal Bond Fund  | 2026

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Columbia Ultra Short Duration Municipal Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR320_08_T01_(04/26)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in “Compensation of board members” and “Deferred compensation of board members” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR. Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in “Compensation of chief compliance officer” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are effective and adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Columbia Funds Series Trust II

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	April 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	April 22, 2026

By:	/s/ Charles H. Chiesa
Name:	Charles H. Chiesa
Title:	Treasurer, Chief Financial Officer, Chief Accounting Officer and Principal Financial Officer

Date:	April 22, 2026